UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Balanced Fund

Eaton Vance Core Bond Fund

Eaton Vance Dividend Builder Fund

Eaton Vance Global Small-Cap Fund

Eaton Vance Greater India Fund

Eaton Vance Growth Fund

Eaton Vance Large-Cap Value Fund

Eaton Vance Real Estate Fund

Eaton Vance Small-Cap Fund

Eaton Vance Special Equities Fund

Parametric Absolute Return Fund

Eaton Vance

Balanced Fund

March 31, 2016 (Unaudited)

Eaton Vance Balanced Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At March 31, 2016, the Fund owned 64.7% of Core Bond Portfolio’s outstanding interests and 78.3% of Stock Portfolio’s outstanding interests. The Fund’s Schedule of Investments at March 31, 2016 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Stock Portfolio (identified cost, $344,732,986)	$375,393,606	59.6%

Core Bond Portfolio (identified cost, $246,535,782)	248,455,524	39.5

Total Investments in Affiliated Portfolios (identified cost, $591,268,768)	$623,849,130	99.1%

Other Assets, Less Liabilities	$5,389,303	0.9%

Net Assets	$629,238,433	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2016 and December 31, 2015, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Stock Portfolio’s Portfolio of Investments is set forth below.

A copy of Form N-Q (containing a Portfolio of Investments) for Core Bond Portfolio at March 31, 2016 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Stock Portfolio

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Aerospace & Defense — 3.7%
Hexcel Corp.	43,383	$1,896,271
Raytheon Co.	37,067	4,545,526
United Technologies Corp.	114,876	11,499,088

		$17,940,885

Auto Components — 2.0%
Goodyear Tire & Rubber Co. (The)	294,710	$9,719,536

		$9,719,536

Banks — 3.2%
BankUnited, Inc.	214,229	$7,378,047
PNC Financial Services Group, Inc. (The)	91,955	7,776,634

		$15,154,681

Beverages — 4.6%
Anheuser-Busch InBev SA/NV ADR	23,000	$2,867,180
Constellation Brands, Inc., Class A	17,185	2,596,482
Molson Coors Brewing Co., Class B	56,281	5,413,106
PepsiCo, Inc.	109,511	11,222,687

		$22,099,455

Biotechnology — 3.5%
Celgene Corp.(1)	20,836	$2,085,475
Gilead Sciences, Inc.	129,414	11,887,970
Incyte Corp.(1)	16,946	1,228,077
Vertex Pharmaceuticals, Inc.(1)	21,246	1,688,844

		$16,890,366

Capital Markets — 1.8%
Invesco, Ltd.	274,001	$8,431,011

		$8,431,011

Chemicals — 2.0%
PPG Industries, Inc.	86,308	$9,622,479

		$9,622,479

Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B(1)	49,923	$7,083,075
McGraw Hill Financial, Inc.	32,043	3,171,616

		$10,254,691

Diversified Telecommunication Services — 2.7%
Verizon Communications, Inc.	241,677	$13,069,892

		$13,069,892

Electric Utilities — 1.8%
NextEra Energy, Inc.	71,027	$8,405,335

		$8,405,335

Electrical Equipment — 1.0%
Hubbell, Inc.	45,277	$4,796,193

		$4,796,193

Energy Equipment & Services — 1.1%
Schlumberger, Ltd.	68,844	$5,077,245

		$5,077,245

1

Security	Shares	Value
Food Products — 2.7%
General Mills, Inc.	54,011	$3,421,597
Pinnacle Foods, Inc.	214,343	9,576,845

		$12,998,442

Health Care Equipment & Supplies — 1.9%
Zimmer Biomet Holdings, Inc.	83,002	$8,850,503

		$8,850,503

Health Care Providers & Services — 2.2%
Humana, Inc.	18,252	$3,339,203
McKesson Corp.	45,647	7,177,991

		$10,517,194

Household Durables — 1.6%
Newell Rubbermaid, Inc.	175,113	$7,755,755

		$7,755,755

Industrial Conglomerates — 3.4%
General Electric Co.	504,728	$16,045,303

		$16,045,303

Insurance — 5.0%
Chubb, Ltd.	90,257	$10,754,122
MetLife, Inc.	83,893	3,686,258
XL Group PLC	260,066	9,570,429

		$24,010,809

Internet & Catalog Retail — 1.8%
Amazon.com, Inc.(1)	14,858	$8,820,303

		$8,820,303

Internet Software & Services — 5.0%
Alibaba Group Holding, Ltd. ADR(1)	33,429	$2,641,894
Alphabet, Inc., Class C(1)	16,585	12,354,995
Facebook, Inc., Class A(1)	77,139	8,801,560

		$23,798,449

IT Services — 3.0%
Fiserv, Inc.(1)	52,559	$5,391,502
International Business Machines Corp.	23,567	3,569,222
Visa, Inc., Class A	69,049	5,280,868

		$14,241,592

Leisure Products — 1.2%
Vista Outdoor, Inc.(1)	114,475	$5,942,397

		$5,942,397

Media — 2.8%
Walt Disney Co. (The)	136,960	$13,601,498

		$13,601,498

Metals & Mining — 0.8%
Compass Minerals International, Inc.	55,649	$3,943,288

		$3,943,288

Multi-Utilities — 1.7%
Sempra Energy	78,096	$8,125,889

		$8,125,889

Multiline Retail — 1.5%
Dollar General Corp.	84,030	$7,192,968

		$7,192,968

Oil, Gas & Consumable Fuels — 5.6%
Anadarko Petroleum Corp.	84,924	$3,954,911
Devon Energy Corp.	134,410	3,688,210

2

Security	Shares	Value
EOG Resources, Inc.	54,407	$3,948,860
Occidental Petroleum Corp.	121,792	8,334,227
Royal Dutch Shell PLC, Class B	291,612	7,096,308

		$27,022,516

Pharmaceuticals — 6.6%
Allergan PLC(1)	18,403	$4,932,556
Jazz Pharmaceuticals PLC(1)	26,671	3,481,899
Johnson & Johnson	137,399	14,866,572
Teva Pharmaceutical Industries, Ltd. ADR	152,270	8,147,968

		$31,428,995

Real Estate Investment Trusts (REITs) — 3.4%
Equity Residential	80,279	$6,023,333
Federal Realty Investment Trust	50,463	7,874,751
Host Hotels & Resorts, Inc.	155,705	2,600,274

		$16,498,358

Road & Rail — 2.0%
Union Pacific Corp.	121,376	$9,655,461

		$9,655,461

Semiconductors & Semiconductor Equipment — 1.9%
Broadcom, Ltd.	26,414	$4,080,963
Cypress Semiconductor Corp.	304,209	2,634,450
NXP Semiconductors NV(1)	28,584	2,317,305

		$9,032,718

Software — 7.3%
Mentor Graphics Corp.	239,395	$4,866,900
Microsoft Corp.	265,686	14,673,838
Oracle Corp.	281,111	11,500,251
Verint Systems, Inc.(1)	115,364	3,850,850

		$34,891,839

Specialty Retail — 1.5%
Lowe’s Cos., Inc.	93,785	$7,104,214

		$7,104,214

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	147,728	$16,100,875

		$16,100,875

Tobacco — 3.1%
Philip Morris International, Inc.	72,212	$7,084,719
Reynolds American, Inc.	155,099	7,803,031

		$14,887,750

Total Common Stocks — 98.9% (identified cost $428,697,998)		$473,928,885

Short-Term Investments — 2.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(2)	$12,496	$12,496,291

Total Short-Term Investments (identified cost $12,496,291)		$12,496,291

Total Investments — 101.5% (identified cost $441,194,289)		$486,425,176

3

Value
Other Assets, Less Liabilities — (1.5)%	$(6,978,600)

Net Assets — 100.0%	$479,446,576

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2016 was $9,341.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at March 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$442,118,599

Gross unrealized appreciation	$52,465,630
Gross unrealized depreciation	(8,159,053)

Net unrealized appreciation	$44,306,577

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$60,136,671	$—		$—	$60,136,671
Consumer Staples	49,985,647	—		—	49,985,647
Energy	25,003,453	7,096,308		—	32,099,761
Financials	74,349,550	—		—	74,349,550
Health Care	67,687,058	—		—	67,687,058
Industrials	48,437,842	—		—	48,437,842
Information Technology	98,065,473	—		—	98,065,473
Materials	13,565,767	—		—	13,565,767
Telecommunication Services	13,069,892	—		—	13,069,892
Utilities	16,531,224	—		—	16,531,224
Total Common Stocks	$466,832,577	$7,096,308	*	$—	$473,928,885
Short-Term Investments	$—	$12,496,291		$—	$12,496,291
Total Investments	$466,832,577	$19,592,599		$—	$486,425,176

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

4

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Core Bond Fund

March 31, 2016 (Unaudited)

Eaton Vance Core Bond Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Core Bond Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2016, the value of the Fund’s investment in the Portfolio was $135,411,422 and the Fund owned 35.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Core Bond Portfolio

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 31.0%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 0.2%
Lockheed Martin Corp., 4.70%, 5/15/46	$660	$741,277

		$741,277

Automotive — 1.9%
Ford Motor Co., 7.45%, 7/16/31	$475	$620,818
Ford Motor Credit Co., LLC, 2.551%, 10/5/18	600	602,910
Ford Motor Credit Co., LLC, 3.20%, 1/15/21	600	614,453
Ford Motor Credit Co., LLC, 3.336%, 3/18/21	400	412,274
General Motors Co., 6.25%, 10/2/43	733	785,717
General Motors Co., 6.60%, 4/1/36	736	812,348
General Motors Financial Co., Inc., 3.10%, 1/15/19	290	295,169
General Motors Financial Co., Inc., 6.75%, 6/1/18	133	143,756
Harman International Industries, Inc., 4.15%, 5/15/25	1,127	1,115,610
Magna International, Inc., 4.15%, 10/1/25	868	921,860
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	1,000	1,023,750

		$7,348,665

Banks — 6.5%
Bank of America Corp., 3.30%, 1/11/23	$1,237	$1,249,636
Bank of America Corp., 5.65%, 5/1/18	807	866,823
Bank of America NA, 5.30%, 3/15/17	500	517,584
Barclays PLC, 2.75%, 11/8/19	1,080	1,073,814
Barclays PLC, 3.25%, 1/12/21	1,000	998,565
BPCE SA, 4.875%, 4/1/26(1)	700	695,550
Capital One Bank (USA), NA, 3.375%, 2/15/23	892	900,520
Citigroup, Inc., 3.70%, 1/12/26	1,000	1,028,795
Citigroup, Inc., 4.30%, 11/20/26	698	696,439
Citigroup, Inc., 4.50%, 1/14/22	725	795,120
Citigroup, Inc., 6.625%, 6/15/32	172	201,439
Discover Bank, 3.20%, 8/9/21	950	950,571
Fifth Third Bancorp, 4.30%, 1/16/24	1,131	1,194,648
First Horizon National Corp., 3.50%, 12/15/20	1,009	1,009,796
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	300	305,539
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,330,254
Huntington Bancshares, Inc., 3.15%, 3/14/21	1,185	1,203,922
JPMorgan Chase & Co., 3.875%, 9/10/24	642	658,848
JPMorgan Chase & Co., 5.625%, 8/16/43	178	205,814
Merrill Lynch & Co., Inc., 6.11%, 1/29/37	175	201,897
Morgan Stanley, 2.45%, 2/1/19	780	792,117
Morgan Stanley, 4.35%, 9/8/26	643	663,398
Morgan Stanley, 4.875%, 11/1/22	1,132	1,232,540
Regions Financial Corp., 3.20%, 2/8/21	1,026	1,036,117
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	733,626
Suntrust Banks, Inc., 2.90%, 3/3/21	731	742,957
U.S. Bancorp, 2.35%, 1/29/21	1,388	1,411,323
Wells Fargo & Co., 3.45%, 2/13/23	1,830	1,878,963
Wells Fargo & Co., 4.10%, 6/3/26	364	381,551

		$24,958,166

Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/21	$1,185	$1,219,037
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	530	593,631
Coca-Cola Co. (The), 1.875%, 10/27/20	1,300	1,321,746
Constellation Brands, Inc., 4.25%, 5/1/23	775	796,313

		$3,930,727

Security	Principal Amount (000’s omitted)	Value
Biotechnology — 0.7%
Amgen, Inc., 2.20%, 5/22/19	$464	$475,106
Amgen, Inc., 3.125%, 5/1/25	500	507,739
Amgen, Inc., 5.15%, 11/15/41	667	738,949
Celgene Corp., 3.55%, 8/15/22	841	883,891

		$2,605,685

Building Materials — 0.4%
Masco Corp., 3.50%, 4/1/21	$1,120	$1,134,000
Owens Corning, Inc., 4.20%, 12/15/22	502	509,591

		$1,643,591

Chemicals — 0.9%
Eastman Chemical Co., 3.60%, 8/15/22	$970	$1,011,581
Ecolab, Inc., 3.25%, 1/14/23	1,140	1,173,623
Praxair, Inc., 3.20%, 1/30/26	1,000	1,051,190

		$3,236,394

Commercial Services — 0.5%
Block Financial, LLC, 4.125%, 10/1/20	$870	$899,438
Total System Services, Inc., 3.80%, 4/1/21	1,100	1,133,022

		$2,032,460

Computers — 0.7%
Apple, Inc., 2.85%, 2/23/23	$1,080	$1,118,162
HP Enterprise Co., 4.90%, 10/15/25(1)	635	655,308
HP Enterprise Co., 6.35%, 10/15/45(1)	345	340,256
Seagate HDD Cayman, 4.75%, 6/1/23	780	647,265

		$2,760,991

Diversified Financial Services — 2.0%
Ally Financial, Inc., 3.25%, 9/29/17	$975	$972,562
American Express Co., 3.625%, 12/5/24	1,162	1,172,864
American Express Credit Corp., 2.125%, 3/18/19	500	506,188
International Lease Finance Corp., 6.25%, 5/15/19	722	771,637
Janus Capital Group, Inc., 4.875%, 8/1/25	964	1,028,148
Jefferies Group, LLC, 5.125%, 1/20/23	633	636,389
Legg Mason, Inc., 4.75%, 3/15/26	1,185	1,204,419
Synchrony Financial, 3.75%, 8/15/21	1,163	1,195,809

		$7,488,016

Educational Services — 0.2%
University of Notre Dame du Lac, 3.438%, 2/15/45	$660	$650,395

		$650,395

Electric Utilities — 1.6%
Enel Finance International NV, 6.00%, 10/7/39(1)	$502	$591,319
Entergy Corp., 4.00%, 7/15/22	1,046	1,111,307
Exelon Generation Co., LLC, 5.20%, 10/1/19	613	668,256
Georgia Power Co., 1.95%, 12/1/18	520	525,660
Georgia Power Co., 4.30%, 3/15/42	697	711,765
ITC Holdings Corp., 4.05%, 7/1/23	680	703,625
Trans-Allegheny Interstate Line Co., 3.85%, 6/1/25(1)	688	712,425
Tyco Electronics Group SA, 3.70%, 2/15/26	1,070	1,110,007

		$6,134,364

Electrical and Electronic Equipment — 0.5%
Avnet, Inc., 4.625%, 4/15/26	$410	$415,438
Flextronics International, Ltd., 4.75%, 6/15/25	948	933,780

Security	Principal Amount (000’s omitted)	Value
NXP B.V./NXP Funding, LLC, 4.125%, 6/15/20(1)	$700	$708,750

		$2,057,968

Foods — 0.5%
Delhaize Group SA, 5.70%, 10/1/40	$849	$918,670
Kroger Co. (The), 2.95%, 11/1/21	780	814,345

		$1,733,015

Health Services — 0.9%
Dignity Health, 3.812%, 11/1/24	$845	$894,109
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	845	925,011
MEDNAX, Inc., 5.25%, 12/1/23(1)	160	166,800
Tenet Healthcare Corp., 4.75%, 6/1/20	700	721,000
UnitedHealth Group, Inc., 2.875%, 12/15/21	724	752,838

		$3,459,758

Household Products — 0.5%
Clorox Co. (The), 3.05%, 9/15/22	$500	$511,468
Newell Rubbermaid, Inc., 3.85%, 4/1/23	1,226	1,273,864

		$1,785,332

Industrial Conglomerates — 0.3%
General Electric Capital Corp., 5.30%, 2/11/21	$1,120	$1,302,118

		$1,302,118

Insurance — 1.0%
ACE INA Holdings, Inc., 3.35%, 5/3/26	$975	$1,018,987
Aflac, Inc., 4.00%, 2/15/22	289	311,078
Aflac, Inc., 6.45%, 8/15/40	335	419,735
Aon PLC, 3.875%, 12/15/25	1,108	1,131,475
Marsh and McLennan Cos., Inc., 3.75%, 3/14/26	841	864,459
Principal Financial Group, Inc., 6.05%, 10/15/36	205	243,886

		$3,989,620

Internet Software & Services — 0.2%
Netflix, Inc., 5.75%, 3/1/24	$685	$726,100

		$726,100

Media — 1.0%
CCO Safari II, LLC, 4.464%, 7/23/22(1)	$1,576	$1,652,904
Comcast Corp., 2.75%, 3/1/23	1,073	1,109,659
Discovery Communications, LLC, 4.90%, 3/11/26	900	930,112

		$3,692,675

Miscellaneous Manufacturing — 0.1%
Trinity Industries, Inc., 4.55%, 10/1/24	$486	$406,353

		$406,353

Oil and Gas — 2.5%
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	$675	$695,250
Anadarko Petroleum Corp., 6.95%, 6/15/19	616	667,233
ConocoPhillips Co., 4.20%, 3/15/21	158	165,025
EOG Resources, Inc., 4.15%, 1/15/26	1,130	1,174,038
Exxon Mobil Corp., 1.708%, 3/1/19	1,419	1,437,163
Halliburton Co., 3.375%, 11/15/22	1,040	1,059,583
Noble Energy, Inc., 3.90%, 11/15/24	787	743,054
Petroleos Mexicanos, 6.875%, 8/4/26(1)	1,500	1,627,500
Shell International Finance B.V., 3.25%, 5/11/25	1,100	1,110,328
Total Capital International SA, 2.70%, 1/25/23	733	730,802

		$9,409,976

Packaging & Containers — 0.2%
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	$835	$871,531

		$871,531

Pharmaceuticals — 0.9%
AbbVie, Inc., 2.50%, 5/14/20	$1,100	$1,121,638
AbbVie, Inc., 4.40%, 11/6/42	520	527,567

Security	Principal Amount (000’s omitted)	Value
Actavis Funding SCS, 3.00%, 3/12/20	$1,122	$1,157,281
Actavis Funding SCS, 4.55%, 3/15/35	696	722,012

		$3,528,498

Pipelines — 0.4%
Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$427,556
Plains All America Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/25	563	521,858
Sunoco Logistics Partners Operations L.P., 4.40%, 4/1/21	482	474,058

		$1,423,472

Real Estate Investment Trusts (REITs) — 1.0%
Boston Properties L.P., 3.65%, 2/1/26	$1,400	$1,450,764
Essex Portfolio L.P., 3.25%, 5/1/23	805	803,200
Simon Property Group L.P., 2.50%, 7/15/21	1,400	1,432,245

		$3,686,209

Retail-Drug Stores — 0.5%
CVS Health Corp., 5.125%, 7/20/45	$820	$954,008
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24	1,000	1,031,261

		$1,985,269

Retail-Specialty and Apparel — 0.4%
Home Depot, Inc. (The), 3.35%, 9/15/25	$455	$493,860
Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	600	570,968
Signet UK Finance PLC, 4.70%, 6/15/24	500	496,486

		$1,561,314

Software — 0.5%
Electronic Arts, Inc., 4.80%, 3/1/26	$1,200	$1,232,045
Oracle Corp., 4.50%, 7/8/44	688	740,560

		$1,972,605

Technology — 0.3%
KLA-Tencor Corp., 4.65%, 11/1/24	$401	$406,475
Western Digital Corp., 10.50%, 4/1/24(1)(2)	790	792,469

		$1,198,944

Telecommunications — 1.7%
AT&T, Inc., 3.00%, 6/30/22	$1,043	$1,060,206
AT&T, Inc., 3.60%, 2/17/23	1,534	1,596,543
Juniper Networks, Inc., 3.125%, 2/26/19	1,081	1,100,336
Verizon Communications, Inc., 5.15%, 9/15/23	1,700	1,965,948
Verizon Communications, Inc., 6.00%, 4/1/41	685	821,953

		$6,544,986

Tobacco — 0.4%
Altria Group, Inc., 4.00%, 1/31/24	$800	$882,399
Lorillard Tobacco Co., 7.00%, 8/4/41	444	527,189
Reynolds American, Inc., 5.85%, 8/15/45	230	280,630

		$1,690,218

Transportation — 0.3%
Kansas City Southern, 3.00%, 5/15/23(1)	$1,200	$1,167,254

		$1,167,254

Utilities — 0.3%
American Water Capital Corp., 3.40%, 3/1/25	$365	$385,079
American Water Capital Corp., 4.30%, 9/1/45	842	891,200

		$1,276,279

Total Corporate Bonds & Notes (identified cost $115,525,134)		$119,000,225

Agency Mortgage-Backed Securities — 22.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$1,374	$1,497,472
Pool #C03490, 4.50%, 8/1/40	1,141	1,243,041
Pool #C03517, 4.50%, 9/1/40	569	620,243
Pool #C03815, 3.50%, 3/1/42	788	828,478
Pool #C03921, 3.50%, 5/1/42	772	811,604
Pool #C09013, 3.00%, 9/1/42	894	917,871
Pool #C09031, 2.50%, 2/1/43	1,387	1,383,114
Pool #C09032, 3.50%, 2/1/43	1,322	1,387,721
Pool #E01322, 5.00%, 3/1/18	1,388	1,428,973
Pool #E03124, 3.00%, 4/1/27	1,209	1,267,635
Pool #G04913, 5.00%, 3/1/38	1,280	1,418,970
Pool #G05958, 5.00%, 8/1/40	309	340,715
Pool #G07459, 3.50%, 8/1/43	3,087	3,240,380
Pool #G07527, 3.00%, 10/1/43	488	500,240
Pool #G07589, 5.50%, 6/1/41	1,256	1,412,564
Pool #G08348, 5.00%, 6/1/39	333	367,008
Pool #G08524, 3.00%, 3/1/43	1,429	1,466,656
Pool #G08596, 4.50%, 7/1/44	1,312	1,426,701
Pool #G08627, 3.50%, 2/1/45	219	229,052
Pool #G08651, 4.00%, 6/1/45	1,541	1,646,886
Pool #G08666, 3.00%, 9/1/45	2,936	3,009,845
Pool #G08670, 3.00%, 10/1/45	1,970	2,019,392
Pool #G18176, 5.00%, 4/1/22	109	117,560
Pool #G18309, 4.50%, 5/1/24	263	280,814
Pool #G18544, 2.50%, 3/1/30	824	847,481
Pool #G18566, 3.50%, 8/1/30	1,450	1,535,970
Pool #G60173, 4.00%, 7/1/45	1,797	1,929,652
Pool #J19206, 3.00%, 5/1/27	697	729,916
Pool #Q00285, 4.50%, 4/1/41	829	904,068
Pool #Q10378, 3.00%, 8/1/42	1,547	1,588,521
Pool #Q21661, 3.50%, 9/1/43	793	832,482
Pool #Q26812, 4.00%, 6/1/44	1,629	1,741,667
Pool #Q29436, 4.00%, 11/1/44	1,768	1,894,362
Pool #Q34764, 3.50%, 7/1/45	1,652	1,731,827
Pool #Q34966, 4.00%, 7/1/45	1,352	1,445,138

		$44,044,019

Federal National Mortgage Association:
Pool #735415, 6.50%, 12/1/32	$367	$430,790
Pool #889982, 5.50%, 11/1/38	105	117,325
Pool #890397, 3.50%, 12/1/26	84	89,327
Pool #890427, 3.50%, 4/1/42	1,625	1,710,837
Pool #929009, 6.00%, 1/1/38	322	369,774
Pool #995203, 5.00%, 7/1/35	37	40,749
Pool #AB4827, 3.50%, 4/1/42	472	496,820
Pool #AB6633, 3.50%, 10/1/42	284	298,975
Pool #AE0949, 4.00%, 2/1/41	478	512,478
Pool #AE0971, 4.00%, 5/1/25	326	346,689
Pool #AE7535, 4.00%, 10/1/40	416	446,269
Pool #AE9757, 4.00%, 12/1/40	93	100,063
Pool #AH0944, 4.00%, 12/1/40	1,106	1,188,493
Pool #AH1559, 4.00%, 12/1/40	183	195,601
Pool #AH3575, 4.50%, 1/1/41	349	381,211
Pool #AH3804, 4.00%, 2/1/41	871	934,178
Pool #AH6827, 4.00%, 3/1/26	434	462,714
Pool #AH9055, 4.50%, 4/1/41	655	714,722
Pool #AK3264, 3.00%, 2/1/27	315	329,513
Pool #AK6759, 3.50%, 3/1/42	1,509	1,587,185

Security	Principal Amount (000’s omitted)	Value
Pool #AL2551, 3.50%, 10/1/42	$369	$389,787
Pool #AL3865, 3.50%, 7/1/43	94	98,826
Pool #AL5162, 3.00%, 9/1/43	1,317	1,356,374
Pool #AL6838, 4.00%, 4/1/43	1,342	1,437,420
Pool #AL7524, 5.00%, 7/1/41	1,793	1,987,619
Pool #AO4647, 3.50%, 6/1/42	635	667,694
Pool #AP2133, 3.50%, 8/1/42	331	347,942
Pool #AS0304, 3.00%, 8/1/43	592	608,246
Pool #AS4421, 4.00%, 2/1/45	1,147	1,232,948
Pool #AS5332, 4.00%, 7/1/45	1,910	2,049,779
Pool #AS5783, 2.50%, 9/1/30	1,258	1,293,101
Pool #AZ3743, 3.50%, 11/1/45	2,943	3,090,091
Pool #BA0908, 3.50%, 3/1/46(2)	2,000	2,066,898
Pool #BA2906, 4.00%, 11/1/45	1,889	2,048,301
Pool #MA0956, 4.00%, 1/1/42	2,008	2,151,264
Pool #MA1003, 3.50%, 3/1/42	1,181	1,241,574
Pool #MA1060, 2.50%, 5/1/27	1,030	1,063,186
Pool #MA1438, 2.50%, 5/1/28	1,053	1,085,578
Pool #MA2357, 3.50%, 8/1/45	1,175	1,215,637
Pool #MA2389, 3.50%, 9/1/35	1,011	1,066,351
Pool #MA2486, 3.50%, 12/1/30	2,269	2,403,926

		$39,656,255

Government National Mortgage Association:
Pool #MA2524, 5.00%, 1/20/45	$1,364	$1,490,837

		$1,490,837

Total Agency Mortgage-Backed Securities (identified cost $84,158,705)		$85,191,111

Collateralized Mortgage Obligations — 0.2%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$613	$685,920

Total Collateralized Mortgage Obligations (identified cost $679,512)		$685,920

Commercial Mortgage-Backed Securities — 6.2%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2013-1, Class A, 2.40%, 11/15/25(1)	$3	$2,842
Series 2015-1, Class A2, 3.13%, 4/15/34(1)	880	883,873
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4, 5.889%, 7/10/44(3)	397	397,145
Series 2006-5, Class AM, 5.448%, 9/10/47	130	131,483
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A4, 5.201%, 12/11/38	375	379,763
CD Commercial Mortgage Trust
Series 2006-CD3, Class A5, 5.617%, 10/15/48	377	377,977
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A2, 1.813%, 9/10/45	400	401,306
Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,000	705,145

Security	Principal Amount (000’s omitted)	Value
COMM Mortgage Trust
Series 2006-C8, Class A4, 5.306%, 12/10/46	$383	$388,096
Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	175,100
Series 2013-CR11, Class C, 5.17%, 10/10/46(1)(3)	500	525,741
Series 2014-CR20, Class D, 3.222%, 11/10/47(1)	700	497,127
Series 2014-CR21, Class C, 4.419%, 12/10/47(3)	500	477,835
Series 2014-LC17, Class A2, 3.164%, 10/10/47	550	574,183
Series 2014-LC17, Class D, 3.687%, 10/10/47(1)	325	244,009
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	670	687,816
Series 2015-LC19, Class C, 4.263%, 2/10/48(3)	700	683,539
Credit Suisse Commercial Mortgage Trust
Series 2006-C4, Class A3, 5.467%, 9/15/39	280	282,310
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	35	35,338
Deutsche Bank Commercial Mortgage Trust
Series 2016-C1, Class B, 4.195%, 5/10/49(2)	1,000	1,029,918
Extended Stay America Trust
Series 2013-ESH7, Class D7, 4.036%, 12/5/31(1)(3)	750	761,288
GCCFC Commercial Mortgage Trust
Series 2007-GG9, Class A4, 5.444%, 3/10/39	1,263	1,289,643
Hilton USA Trust
Series 2013-HLT, Class DFX, 4.407%, 11/5/30(1)	300	300,931
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class D, 4.661%, 8/15/47(1)(3)	675	538,265
Series 2014-C22, Class D, 4.561%, 9/15/47(1)(3)	500	394,875
Series 2014-C23, Class D, 3.96%, 9/15/47(1)(3)	250	192,588
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB16, Class A4, 5.552%, 5/12/45	296	297,419
Series 2006-CB17, Class A4, 5.429%, 12/12/43	1,211	1,223,828
Series 2006-LDP7, Class A4, 5.935%, 4/17/45(3)	843	842,990
Series 2006-LDP8, Class A4, 5.399%, 5/15/45	217	217,543
Series 2011-C5, Class A3, 4.171%, 8/15/46	850	936,206
Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	226,456
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A3, 5.172%, 12/12/49	240	243,054
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4, 5.332%, 12/15/43	1,293	1,304,509
Series 2007-IQ15, Class A4, 5.918%, 6/11/49(3)	765	793,795
Motel 6 Trust
Series 2015-MTL6, Class D, 4.532%, 2/5/30(1)	1,000	978,119
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.535%, 5/10/45(1)(3)	850	856,017
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29, Class A4, 5.308%, 11/15/48	475	478,863
Wells Fargo Commercial Mortgage Trust
Series 2010-C1, Class C, 5.612%, 11/15/43(1)(3)	500	533,822
Series 2015-LC22, Class C, 4.539%, 9/15/58(3)	900	864,891
Series 2015-SG1, Class C, 4.471%, 12/15/47(3)	1,500	1,466,457
WF-RBS Commercial Mortgage Trust
Series 2013-C13, Class AS, 3.345%, 5/15/45	80	82,849

Total Commercial Mortgage-Backed Securities (identified cost $24,057,438)		$23,704,954

Asset-Backed Securities — 7.5%

Security	Principal Amount (000’s omitted)	Value
Automotive — 4.6%
AmeriCredit Automobile Receivables Trust
Series 2013-5, Class B, 1.52%, 1/8/19	$353	$353,067
Series 2015-3, Class A2A, 1.07%, 1/8/19	2,825	2,822,109
Avis Budget Rental Car Funding LLC
Series 2013-2A, Class B, 3.66%, 2/20/20(1)	450	455,908
Series 2014-1A, Class A, 2.46%, 7/20/20(1)	920	920,763
Series 2014-1A, Class B, 2.96%, 7/20/20(1)	365	362,094
BMW Vehicle Owner Trust
Series 2014-A, Class A2, 0.53%, 4/25/17	26	26,217
California Republic Auto Receivables Trust
Series 2013-2, Class A2, 1.23%, 3/15/19	208	208,154
CarMax Auto Owner Trust
Series 2013-1, Class A3, 0.60%, 10/16/17	25	24,557
Series 2015-3, Class A2A, 1.10%, 11/15/18	676	676,599
Series 2016-1, Class A2A, 1.30%, 4/15/19	725	725,867
Enterprise Fleet Financing LLC
Series 2014-1, Class A3, 1.38%, 9/20/19(1)	500	498,114
Fifth Third Auto Trust
Series 2014-1, Class A4, 1.14%, 10/15/20	365	364,643
First Investors Auto Owner Trust
Series 2015-2A, Class A1, 1.59%, 12/16/19(1)	1,480	1,477,625
Series 2016-1A, Class A1, 1.92%, 5/15/20(1)	726	727,692
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(1)	475	476,195
Series 2016-A, Class A2A, 1.12%, 12/15/18	370	370,381
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(1)	775	767,311
Honda Auto Receivables Owner Trust
Series 2014-2, Class A4, 1.18%, 5/18/20	570	570,325
Hyundai Auto Receivables Trust
Series 2015-C, Class A2A, 0.99%, 11/15/18	500	499,835
Nissan Auto Lease Trust
Series 2014-B, Class A2A, 0.73%, 4/17/17	425	424,553
Santander Drive Auto Receivables Trust
Series 2015-1, Class B, 1.97%, 11/15/19	1,000	998,994
Series 2016-1, Class A2A, 1.41%, 7/15/19	1,850	1,849,644
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A2, 0.51%, 2/15/17	61	60,775
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A2, 1.40%, 7/22/19(1)	455	449,998
World Omni Auto Receivables Trust
Series 2016-A, Class A2, 1.32%, 12/16/19	1,500	1,503,179

		$17,614,599

Computers — 0.3%
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(1)	$1,225	$1,220,698

		$1,220,698

Machinery — 0.1%
CNH Equipment Trust
Series 2014-C, Class A2, 0.63%, 12/15/17	$425	$425,244

		$425,244

Other — 1.4%
DB Master Finance LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(1)	$822	$811,219
Leaf II Receivables Funding LLC
Series 2015-1, Class A4, 2.03%, 8/17/20(1)	555	551,906

Security	Principal Amount (000’s omitted)	Value
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	$1,250	$1,240,983
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(1)	147	146,291
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	471	466,579
SpringCastle Funding Trust
Series 2014-AA, Class A, 2.70%, 5/25/23(1)	531	528,945
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	700	701,632
Wendys Funding LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(1)	1,045	1,028,776

		$5,476,331

Single Family Home Rental — 1.1%
American Homes 4 Rent
Series 2014-SFR1, Class C, 2.191%, 6/17/31(1)(4)	$1,000	$957,633
American Residential Properties Trust
Series 2014-SFR1, Class C, 2.791%, 9/17/31(1)(4)	850	821,480
Colony American Homes
Series 2014-1A, Class C, 2.291%, 5/17/31(1)(4)	915	879,926
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)	685	679,227
Invitation Homes Trust
Series 2013-SFR1, Class D, 2.582%, 12/17/30(1)(4)	350	334,941
Series 2014-SFR1, Class D, 3.041%, 6/17/31(1)(4)	500	482,368

		$4,155,575

Total Asset-Backed Securities (identified cost $29,090,445)		$28,892,447

Foreign Government and Agency Securities — 0.8%

Security	Principal Amount (000’s omitted)	Value
Bermuda — 0.1%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$537,438

		$537,438

Mexico — 0.3%
Government of Mexico, 3.60%, 1/30/25	$500	$511,250
Government of Mexico, 4.00%, 10/2/23	790	829,500

		$1,340,750

Panama — 0.2%
Republic of Panama, 3.875%, 3/17/28	$700	$708,750

		$708,750

Sweden — 0.2%
Svensk Exportkredit AB, 2.875% to 11/14/18, 11/14/23(1)(5)	$600	$597,354

		$597,354

Total Foreign Government and Agency Securities (identified cost $3,110,685)		$3,184,292

U.S. Treasury Obligations — 31.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.625%, 2/15/44	$11,300	$13,715,816
U.S. Treasury Bond, 3.875%, 8/15/40	12,200	15,302,655
U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/25(6)	15,710	18,730,797
U.S. Treasury Note, 1.50%, 5/31/19	10,000	10,181,840
U.S. Treasury Note, 1.75%, 2/28/22	9,875	10,062,279
U.S. Treasury Note, 2.625%, 8/15/20	10,500	11,163,632
U.S. Treasury Note, 3.50%, 2/15/18	30,500	32,081,578
U.S. Treasury Note, 4.625%, 2/15/17	7,400	7,657,986

Total U.S. Treasury Obligations (identified cost $116,275,091)		$118,896,583

Preferred Securities — 0.3%

Security	Shares	Value
Diversified Financial Services — 0.1%
PPTT, 2006-A GS, Class A, 5.92%(1)(4)	1.30	$226,750

		$226,750

Insurance — 0.2%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16 (Non-cumulative)(5)(7)(8)	2,000	$800,125

		$800,125

Total Preferred Securities (identified cost $2,278,613)		$1,026,875

Interest Rate Swaptions Purchased — 0.0%(9)

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.60%	Wells Fargo Bank, N.A.	5/12/16	$10,200	$25
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.85%	Wells Fargo Bank, N.A.	5/12/16	3,000	101

Total Interest Rate Swaptions Purchased (identified cost $522,757)				$126

Short-Term Investments — 1.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(10)	$5,790	$5,789,645

Total Short-Term Investments (identified cost $5,789,645)		$5,789,645

Total Investments — 100.7% (identified cost $381,488,025)		$386,372,178

Other Assets, Less Liabilities — (0.7)%		$(2,505,060)

Net Assets — 100.0%		$383,867,118

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2016, the aggregate value of these securities is $37,456,577 or 9.8% of the Portfolio’s net assets.

(2)	When-issued security.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2016.

(4)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2016.

(5)	Security converts to floating rate after the indicated fixed-rate coupon period.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(7)	Non-income producing security.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(9)	Amount is less than 0.05%.

(10)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2016 was $9,613.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swaptions.

At March 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $126.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$383,500,542

Gross unrealized appreciation	$6,666,113
Gross unrealized depreciation	(3,794,477)

Net unrealized appreciation	$2,871,636

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$119,000,225	$—	$119,000,225
Agency Mortgage-Backed Securities	—	85,191,111	—	85,191,111
Collateralized Mortgage Obligations	—	685,920	—	685,920
Commercial Mortgage-Backed Securities	—	23,704,954	—	23,704,954
Asset-Backed Securities	—	28,892,447	—	28,892,447
Foreign Government and Agency Securities	—	3,184,292	—	3,184,292
U.S. Treasury Obligations	—	118,896,583	—	118,896,583
Preferred Securities	—	226,750	800,125	1,026,875
Interest Rate Swaptions Purchased	—	126	—	126
Short-Term Investments	—	5,789,645	—	5,789,645
Total Investments	$—	$385,572,053	$800,125	$386,372,178

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2016 is not presented. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Dividend Builder Fund

March 31, 2016 (Unaudited)

Eaton Vance Dividend Builder Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Dividend Builder Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At March 31, 2016, the value of the Fund’s investment in the Portfolio was $979,974,381 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Dividend Builder Portfolio

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 2.4%
United Technologies Corp.	239,000	$23,923,900

		$23,923,900

Auto Components — 1.4%
Goodyear Tire & Rubber Co. (The)	420,000	$13,851,600

		$13,851,600

Banks — 4.0%
JPMorgan Chase & Co.	368,900	$21,846,258
Wells Fargo & Co.	360,000	17,409,600

		$39,255,858

Beverages — 0.8%
Anheuser-Busch InBev SA/NV ADR(1)	64,000	$7,978,240

		$7,978,240

Biotechnology — 3.4%
Celgene Corp.(2)	44,000	$4,403,960
Gilead Sciences, Inc.	260,500	23,929,530
Incyte Corp.(2)	33,000	2,391,510
Vertex Pharmaceuticals, Inc.(2)	27,000	2,146,230

		$32,871,230

Capital Markets — 1.7%
Invesco, Ltd.	532,000	$16,369,640

		$16,369,640

Chemicals — 1.8%
Dow Chemical Co. (The)	123,000	$6,255,780
Syngenta AG	28,600	11,860,325

		$18,116,105

Communications Equipment — 0.8%
Cisco Systems, Inc.	285,000	$8,113,950

		$8,113,950

Containers & Packaging — 1.1%
International Paper Co.	266,700	$10,945,368

		$10,945,368

Diversified Telecommunication Services — 5.1%
AT&T, Inc.	466,000	$18,253,220
Verizon Communications, Inc.	583,680	31,565,414

		$49,818,634

Electric Utilities — 4.0%
NextEra Energy, Inc.	150,500	$17,810,170
PG&E Corp.	357,300	21,337,956

		$39,148,126

Electrical Equipment — 1.2%
Hubbell, Inc.	51,000	$5,402,430
Rockwell Automation, Inc.	56,673	6,446,554

		$11,848,984

1

Security	Shares	Value
Energy Equipment & Services — 1.1%
Schlumberger, Ltd.	151,000	$11,136,250

		$11,136,250

Food & Staples Retailing — 1.1%
Wal-Mart Stores, Inc.	159,000	$10,889,910

		$10,889,910

Food Products — 2.3%
General Mills, Inc.	190,000	$12,036,500
Pinnacle Foods, Inc.	232,400	10,383,632

		$22,420,132

Health Care Equipment & Supplies — 1.1%
Zimmer Biomet Holdings, Inc.	103,000	$10,982,890

		$10,982,890

Health Care Providers & Services — 2.3%
Humana, Inc.	74,000	$13,538,300
McKesson Corp.	57,000	8,963,250

		$22,501,550

Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	128,900	$16,200,152

		$16,200,152

Household Products — 2.2%
Procter & Gamble Co. (The)	263,000	$21,647,530

		$21,647,530

Industrial Conglomerates — 3.6%
General Electric Co.	1,120,000	$35,604,800

		$35,604,800

Insurance — 4.8%
Chubb, Ltd.	187,500	$22,340,625
First American Financial Corp.	329,000	12,538,190
MetLife, Inc.	157,000	6,898,580
XL Group PLC	135,000	4,968,000

		$46,745,395

Internet & Catalog Retail — 1.3%
Amazon.com, Inc.(2)	20,900	$12,407,076

		$12,407,076

Internet Software & Services — 3.2%
Alibaba Group Holding, Ltd. ADR(1)(2)	64,000	$5,057,920
Alphabet, Inc., Class C(2)	16,344	12,175,463
Facebook, Inc., Class A(2)	124,500	14,205,450

		$31,438,833

IT Services — 2.6%
International Business Machines Corp.	112,500	$17,038,125
Visa, Inc., Class A	108,000	8,259,840

		$25,297,965

Media — 1.8%
Walt Disney Co. (The)	180,600	$17,935,386

		$17,935,386

Multi-Utilities — 2.0%
National Grid PLC	1,377,000	$19,483,647

		$19,483,647

2

Security	Shares	Value
Multiline Retail — 3.1%
Dollar General Corp.	127,000	$10,871,200
Target Corp.	233,300	19,195,924

		$30,067,124

Oil, Gas & Consumable Fuels — 5.4%
Occidental Petroleum Corp.	319,200	$21,842,856
Phillips 66	139,300	12,061,987
Royal Dutch Shell PLC, Class B	799,000	19,443,473

		$53,348,316

Pharmaceuticals — 8.0%
Allergan PLC(2)	22,000	$5,896,660
Johnson & Johnson	249,400	26,985,080
Pfizer, Inc.	892,000	26,438,880
Teva Pharmaceutical Industries, Ltd. ADR	357,600	19,135,176

		$78,455,796

Real Estate Investment Trusts (REITs) — 3.9%
Equity Residential	150,000	$11,254,500
National Retail Properties, Inc.	321,000	14,830,200
Post Properties, Inc.	196,000	11,709,040

		$37,793,740

Road & Rail — 2.3%
Union Pacific Corp.	278,000	$22,114,900

		$22,114,900

Semiconductors & Semiconductor Equipment — 2.9%
Broadcom, Ltd.	57,500	$8,883,750
Cypress Semiconductor Corp.(1)	779,300	6,748,738
QUALCOMM, Inc.	81,989	4,192,917
Texas Instruments, Inc.	144,000	8,268,480

		$28,093,885

Software — 5.6%
Mentor Graphics Corp.	295,000	$5,997,350
Microsoft Corp.	716,000	39,544,680
Oracle Corp.	235,000	9,613,850

		$55,155,880

Specialty Retail — 1.4%
Lowe’s Cos., Inc.	131,000	$9,923,250
Restoration Hardware Holdings, Inc.(1)(2)	90,000	3,771,000

		$13,694,250

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	303,300	$33,056,667

		$33,056,667

Tobacco — 4.8%
Altria Group, Inc.	107,300	$6,723,418
Philip Morris International, Inc.	282,000	27,667,020
Reynolds American, Inc.	244,000	12,275,640

		$46,666,078

Total Common Stocks (identified cost $902,678,219)		$975,379,787

3

Call Options Purchased — 0.1%
Security	Number of Contracts	Strike Price	Expiration Date	Value
Cypress Semiconductor Corp.	12,000	$10.00	9/16/16	$540,000

Total Call Options Purchased (identified cost $443,040)				$540,000

Short-Term Investments — 1.2%

Description	Interest/ Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(3)	$125,352	$125,352
State Street Navigator Securities Lending Prime Portfolio(4)	12,097,950	12,097,950

Total Short-Term Investments (identified cost $12,223,302)		$12,223,302

Total Investments — 100.8% (identified cost $915,344,561)		$988,143,089

Put Options Written — (0.0)%(5)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Cypress Semiconductor Corp.	12,000	$6.00	9/16/16	$(180,000)
Las Vegas Sands Corp.	985	35.00	6/17/16	(17,237)

Total Put Options Written (premiums received $870,390)				$(197,237)

Covered Call Options Written — (0.0)%(5)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Dollar General Corp.	1,270	$85.00	4/15/16	$(219,075)
McDonald’s Corp.	790	125.00	4/15/16	(152,470)

Total Covered Call Options Written (premiums received $310,477)				$(371,545)

Other Assets, Less Liabilities — (0.8)%				$(7,599,869)

Net Assets — 100.0%				$979,974,438

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at March 31, 2016. The aggregate market value of securities on loan at March 31, 2016 was $15,373,164 and the total market value of the collateral received by the Fund was $15,708,375, including cash collateral of $12,097,950 and non-cash U.S. Government securities collateral of $3,610,425.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2016 was $2,031.

(4)	Represents investment of cash collateral received in connection with securities lending.

(5)	Amount is less than (0.05)%.

4

Abbreviations:

ADR	-	American Depositary Receipt

Written options activity for the fiscal year to date ended March 31, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	6,015	$1,509,048
Options written	20,557	2,098,759
Options terminated in closing purchase transactions	(5,465)	(1,739,889)
Options expired	(6,062)	(687,051)

Outstanding, end of period	15,045	$1,180,867

At March 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio entered into written and purchased option transactions on individual securities to seek return and to seek to hedge against fluctuation in securities prices.

The aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at March 31, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$540,000	$—
Written options	—	(568,782)

Total	$540,000	$(568,782)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$916,443,218

Gross unrealized appreciation	$102,309,163
Gross unrealized depreciation	(30,609,292)

Net unrealized appreciation	$71,699,871

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$104,155,588	$—	$—	$104,155,588
Consumer Staples	109,601,890	—	—	109,601,890
Energy	45,041,093	19,443,473	—	64,484,566
Financials	140,164,633	—	—	140,164,633

5

Asset Description	Level 1	Level 2		Level 3	Total
Health Care	$144,811,466	$—		$—	$144,811,466
Industrials	93,492,584	—		—	93,492,584
Information Technology	181,157,180	—		—	181,157,180
Materials	17,201,148	11,860,325		—	29,061,473
Telecommunication Services	49,818,634	—		—	49,818,634
Utilities	39,148,126	19,483,647		—	58,631,773
Total Common Stocks	$924,592,342	$50,787,445	*	$—	$975,379,787
Call Options Purchased	$540,000	$—		$—	$540,000
Short-Term Investments	12,097,950	125,352		—	12,223,302
Total Investments	$937,230,292	$50,912,797		$—	$988,143,089

Liability Description
Put Options Written	$(197,237)	$—		$—	$(197,237)
Covered Call Options Written	(371,545)	—		—	(371,545)
Total	$(568,782)	$—		$—	$(568,782)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

The Fund’s investment in the State Street Navigator Securities Lending Prime Portfolio is valued at the closing net asset value per share. For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Greater India Fund

March 31, 2016 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Greater India Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2016, the value of the Fund’s investment in the Portfolio was $220,789,095 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater India Portfolio

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
India — 98.9%
Automobiles — 3.4%
Bajaj Auto, Ltd.	204,902	$7,433,905

		$7,433,905

Banks — 24.4%
Federal Bank, Ltd.	5,873,247	$4,106,082
HDFC Bank, Ltd.	831,930	15,862,241
ICICI Bank, Ltd.	2,519,521	8,984,380
IndusInd Bank, Ltd.	333,650	4,867,732
Kotak Mahindra Bank, Ltd.	673,160	6,940,863
Yes Bank, Ltd.	1,006,740	13,181,984

		$53,943,282

Beverages — 3.3%
United Spirits, Ltd.(1)	191,511	$7,228,926

		$7,228,926

Chemicals — 4.7%
Pidilite Industries, Ltd.	1,168,052	$10,388,788

		$10,388,788

Construction Materials — 5.5%
Shree Cement, Ltd.	26,272	$4,878,422
UltraTech Cement, Ltd.	147,597	7,211,197

		$12,089,619

Consumer Finance — 11.3%
Bajaj Finance, Ltd.	16,751	$1,749,078
Mahindra & Mahindra Financial Services, Ltd.	2,535,450	9,685,126
Shriram City Union Finance, Ltd.	305,848	6,950,057
Shriram Transport Finance Co., Ltd.	456,653	6,611,095

		$24,995,356

Food Products — 3.6%
Nestle India, Ltd.	92,400	$7,951,184

		$7,951,184

Hotels, Restaurants & Leisure — 2.9%
Jubilant FoodWorks, Ltd.	328,220	$6,310,237

		$6,310,237

Household Products — 0.5%
Hindustan Unilever, Ltd.	90,621	$1,193,834

		$1,193,834

IT Services — 4.2%
HCL Technologies, Ltd.	316,434	$3,885,774
Infosys, Ltd.	153,609	2,826,260
Tata Consultancy Services, Ltd.	63,943	2,442,734

		$9,154,768

Machinery — 1.0%
Escorts, Ltd.	1,087,096	$2,285,170

		$2,285,170

Media — 2.1%
Zee Entertainment Enterprises, Ltd.	808,517	$4,724,752

		$4,724,752

1

Security	Shares	Value
Personal Products — 8.3%
Bajaj Corp, Ltd.	570,839	$3,334,335
Colgate-Palmolive (India), Ltd.	487,778	6,075,497
Emami, Ltd.	639,206	8,971,298

		$18,381,130

Pharmaceuticals — 2.0%
Dr. Reddy’s Laboratories, Ltd.	49,944	$2,289,174
Lupin, Ltd.	94,209	2,105,835

		$4,395,009

Road & Rail — 4.4%
Container Corp. of India, Ltd.	518,650	$9,766,212

		$9,766,212

Textiles, Apparel & Luxury Goods — 5.6%
Bata India, Ltd.	693,224	$5,334,985
Titan Co., Ltd.	1,345,223	6,898,517

		$12,233,502

Thrifts & Mortgage Finance — 4.8%
Housing Development Finance Corp., Ltd.	636,216	$10,630,044

		$10,630,044

Tobacco — 6.9%
ITC, Ltd.	3,065,944	$15,155,859

		$15,155,859

Total India (identified cost $178,928,583)		$218,261,577

Total Common Stocks (identified cost $178,928,583)		$218,261,577

Short-Term Investments — 1.2%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/16	$2,674	$2,674,244

Total Short-Term Investments (identified cost $2,674,244)		$2,674,244

Total Investments — 100.1% (identified cost $181,602,827)		$220,935,821

Other Assets, Less Liabilities — (0.1)%		$(145,452)

Net Assets — 100.0%		$220,790,369

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

2

The Portfolio did not have any open financial instruments at March 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$185,694,642

Gross unrealized appreciation	$44,758,334
Gross unrealized depreciation	(9,517,155)

Net unrealized appreciation	$35,241,179

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks	$—	$218,261,577	(1)(2)	$—	$218,261,577
Short-Term Investments	—	2,674,244		—	2,674,244
Total Investments	$—	$220,935,821		$—	$220,935,821

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Growth Fund

March 31, 2016 (Unaudited)

Eaton Vance Growth Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2016, the value of the Fund’s investment in the Portfolio was $313,425,164 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Growth Portfolio

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Aerospace & Defense — 2.8%
Raytheon Co.	47,528	$5,828,359
Spirit AeroSystems Holdings, Inc., Class A(1)	61,698	2,798,621

		$8,626,980

Banks — 2.0%
JPMorgan Chase & Co.	30,778	$1,822,673
PNC Financial Services Group, Inc. (The)	27,048	2,287,449
Wells Fargo & Co.	47,005	2,273,162

		$6,383,284

Beverages — 3.9%
Constellation Brands, Inc., Class A	35,914	$5,426,246
PepsiCo, Inc.	67,540	6,921,499

		$12,347,745

Biotechnology — 4.9%
Celgene Corp.(1)	49,688	$4,973,272
Gilead Sciences, Inc.	68,988	6,337,238
Incyte Corp.(1)	24,409	1,768,920
Vertex Pharmaceuticals, Inc.(1)	29,701	2,360,932

		$15,440,362

Building Products — 1.8%
Fortune Brands Home & Security, Inc.	103,348	$5,791,622

		$5,791,622

Capital Markets — 2.3%
Charles Schwab Corp. (The)	168,081	$4,709,629
Invesco, Ltd.	79,662	2,451,200

		$7,160,829

Chemicals — 1.7%
Ecolab, Inc.	34,392	$3,835,396
Monsanto Co.	17,868	1,567,738

		$5,403,134

Commercial Services & Supplies — 1.5%
Tyco International PLC	125,261	$4,598,331

		$4,598,331

Communications Equipment — 1.5%
Palo Alto Networks, Inc.(1)	29,372	$4,791,748

		$4,791,748

Diversified Financial Services — 0.5%
McGraw Hill Financial, Inc.	16,609	$1,643,959

		$1,643,959

1

Security	Shares	Value
Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	14,977	$2,360,076
CVS Health Corp.	18,280	1,896,184
Sprouts Farmers Market, Inc.(1)	106,987	3,106,903

		$7,363,163

Food Products — 3.4%
Blue Buffalo Pet Products, Inc.(1)(2)	155,816	$3,998,238
Mondelez International, Inc., Class A	86,116	3,454,974
Pinnacle Foods, Inc.	69,013	3,083,501

		$10,536,713

Health Care Equipment & Supplies — 4.2%
Medtronic PLC	91,276	$6,845,700
Zimmer Biomet Holdings, Inc.	59,624	6,357,707

		$13,203,407

Hotels, Restaurants & Leisure — 1.7%
Starbucks Corp.	87,549	$5,226,675

		$5,226,675

Household Durables — 1.9%
Newell Rubbermaid, Inc.	131,288	$5,814,746

		$5,814,746

Internet & Catalog Retail — 6.1%
Amazon.com, Inc.(1)	23,328	$13,848,434
Priceline Group, Inc. (The)(1)	4,076	5,253,801

		$19,102,235

Internet Software & Services — 13.2%
Alphabet, Inc., Class A(1)	12,650	$9,650,685
Alphabet, Inc., Class C(1)	15,073	11,228,631
Facebook, Inc., Class A(1)	122,319	13,956,598
GrubHub, Inc.(1)(2)	141,681	3,560,443
Twitter, Inc.(1)	184,121	3,047,203

		$41,443,560

IT Services — 3.7%
Genpact, Ltd.(1)	49,782	$1,353,572
Visa, Inc., Class A	132,556	10,137,883

		$11,491,455

Leisure Products — 0.8%
Brunswick Corp.	51,114	$2,452,450

		$2,452,450

Machinery — 2.0%
Toro Co. (The)	35,497	$3,057,002
WABCO Holdings, Inc.(1)	31,160	3,331,627

		$6,388,629

Media — 2.6%
Walt Disney Co. (The)	80,751	$8,019,382

		$8,019,382

Multiline Retail — 0.7%
Dollar General Corp.	27,251	$2,332,686

		$2,332,686

Oil, Gas & Consumable Fuels — 1.7%
Devon Energy Corp.	143,941	$3,949,741
EOG Resources, Inc.	18,837	1,367,190

		$5,316,931

2

Security	Shares	Value
Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A	41,674	$3,930,275

		$3,930,275

Pharmaceuticals — 6.4%
Allergan PLC(1)	20,534	$5,503,728
Bristol-Myers Squibb Co.	84,261	5,382,593
Johnson & Johnson	84,023	9,091,288

		$19,977,609

Road & Rail — 1.7%
Union Pacific Corp.	65,844	$5,237,890

		$5,237,890

Semiconductors & Semiconductor Equipment — 4.5%
Broadcom, Ltd.	34,090	$5,266,905
NXP Semiconductors NV(1)	69,956	5,671,333
Texas Instruments, Inc.	54,404	3,123,878

		$14,062,116

Software — 5.0%
Fortinet, Inc.(1)	75,234	$2,304,418
Microsoft Corp.	104,401	5,766,067
salesforce.com, inc.(1)	102,480	7,566,098

		$15,636,583

Specialty Retail — 3.9%
Home Depot, Inc. (The)	17,954	$2,395,602
Lowe’s Cos., Inc.	130,223	9,864,393

		$12,259,995

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	117,162	$12,769,486

		$12,769,486

Textiles, Apparel & Luxury Goods — 2.2%
Hanesbrands, Inc.	128,032	$3,628,427
NIKE, Inc., Class B	54,967	3,378,821

		$7,007,248

Tobacco — 1.7%
Philip Morris International, Inc.	55,168	$5,412,534

		$5,412,534

Total Common Stocks (identified cost $221,936,370)		$307,173,762

Short-Term Investments — 2.9%

Description	Interest/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(3)	$6,085,548	$6,085,548
State Street Navigator Securities Lending Prime Portfolio(4)	3,004,625	3,004,625

Total Short-Term Investments (identified cost $9,090,173)		$9,090,173

Total Investments — 100.9% (identified cost $231,026,543)		$316,263,935

Other Assets, Less Liabilities — (0.9)%		$(2,838,740)

Net Assets — 100.0%		$313,425,195

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at March 31, 2016. The aggregate market value of securities on loan at March 31, 2016 was $7,908,736 and the total market value of the collateral received by the Portfolio was $7,957,885, including cash collateral of $3,004,625 and non-cash U.S. Government securities collateral of $4,953,260.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2016 was $6,927.

(4)	Represents investment of cash collateral received in connection with securities lending.

The Portfolio did not have any open financial instruments at March 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$231,067,655

Gross unrealized appreciation	$93,056,228
Gross unrealized depreciation	(7,859,948)

Net unrealized appreciation	$85,196,280

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$307,173,762	*	$—	$—	$307,173,762
Short-Term Investments	3,004,625		6,085,548	—	9,090,173
Total Investments	$310,178,387		$6,085,548	$—	$316,263,935

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

The Portfolio’s investment in the State Street Navigator Securities Lending Prime Portfolio is valued at the closing net asset value per share. For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Large-Cap Value Fund

March 31, 2016 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2016, the value of the Fund’s investment in the Portfolio was $3,077,416,986 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Value Portfolio

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Aerospace & Defense — 3.1%
United Technologies Corp.	954,553	$95,550,755

		$95,550,755

Air Freight & Logistics — 1.4%
C.H. Robinson Worldwide, Inc.	591,386	$43,898,583

		$43,898,583

Auto Components — 0.8%
Goodyear Tire & Rubber Co. (The)	743,149	$24,509,054

		$24,509,054

Banks — 9.6%
JPMorgan Chase & Co.	1,522,737	$90,176,485
PNC Financial Services Group, Inc. (The)	391,229	33,086,236
U.S. Bancorp	1,647,810	66,884,608
Wells Fargo & Co.	2,171,285	105,003,343

		$295,150,672

Beverages — 0.9%
Molson Coors Brewing Co., Class B	296,190	$28,487,554

		$28,487,554

Building Products — 0.9%
Masco Corp.	859,352	$27,026,620

		$27,026,620

Capital Markets — 7.0%
Charles Schwab Corp. (The)	1,227,404	$34,391,860
Credit Suisse Group AG	2,176,880	30,741,777
Credit Suisse Group AG(1)	558,962	7,893,630
Goldman Sachs Group, Inc. (The)	478,276	75,079,766
Invesco, Ltd.	2,208,767	67,963,761

		$216,070,794

Chemicals — 3.0%
CF Industries Holdings, Inc.	463,765	$14,534,395
PPG Industries, Inc.	692,257	77,179,733

		$91,714,128

Diversified Telecommunication Services — 2.2%
Verizon Communications, Inc.	1,277,688	$69,097,367

		$69,097,367

Electric Utilities — 3.9%
NextEra Energy, Inc.	591,255	$69,969,117
PG&E Corp.	845,885	50,516,252

		$120,485,369

Electrical Equipment — 2.5%
Hubbell, Inc.	375,600	$39,787,308
Rockwell Automation, Inc.	316,596	36,012,795

		$75,800,103

Energy Equipment & Services — 1.3%
Schlumberger, Ltd.	555,711	$40,983,686

		$40,983,686

1

Security	Shares	Value
Food & Staples Retailing — 1.8%
Kroger Co. (The)	1,432,303	$54,785,590

		$54,785,590

Food Products — 1.7%
General Mills, Inc.	840,070	$53,218,435

		$53,218,435

Health Care Equipment & Supplies — 3.7%
Medtronic PLC	1,006,878	$75,515,850
Zimmer Biomet Holdings, Inc.	354,837	37,836,269

		$113,352,119

Health Care Providers & Services — 1.5%
McKesson Corp.	300,274	$47,218,087

		$47,218,087

Industrial Conglomerates — 4.7%
General Electric Co.	4,561,323	$145,004,458

		$145,004,458

Insurance — 7.9%
Aflac, Inc.	562,009	$35,485,248
Alleghany Corp.(2)	49,173	24,399,643
American Financial Group, Inc.	364,186	25,627,769
Chubb, Ltd.	502,721	59,899,207
MetLife, Inc.	839,425	36,884,335
XL Group PLC	1,625,398	59,814,646

		$242,110,848

Internet Software & Services — 1.3%
Alphabet, Inc., Class C(2)	51,995	$38,733,675

		$38,733,675

IT Services — 1.0%
Visa, Inc., Class A	408,173	$31,217,071

		$31,217,071

Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	298,318	$42,238,846

		$42,238,846

Multi-Utilities — 2.1%
Sempra Energy	613,785	$63,864,329

		$63,864,329

Multiline Retail — 1.3%
Target Corp.	470,762	$38,734,297

		$38,734,297

Oil, Gas & Consumable Fuels — 10.9%
Chevron Corp.	1,136,326	$108,405,500
EOG Resources, Inc.	796,257	57,792,333
Exxon Mobil Corp.	469,195	39,220,010
Occidental Petroleum Corp.	1,220,543	83,521,758
Royal Dutch Shell PLC, Class B	1,950,701	47,469,840

		$336,409,441

Pharmaceuticals — 7.6%
Allergan PLC(2)	156,786	$42,023,352
Eli Lilly & Co.	374,476	26,966,017
Johnson & Johnson	1,148,081	124,222,364
Teva Pharmaceutical Industries, Ltd. ADR	774,838	41,461,581

		$234,673,314

2

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 4.4%
Equity Residential	682,966	$51,242,939
Federal Realty Investment Trust	274,422	42,823,553
Host Hotels & Resorts, Inc.	1,111,560	18,563,052
Public Storage	85,993	23,719,449

		$136,348,993

Semiconductors & Semiconductor Equipment — 1.8%
Intel Corp.	891,095	$28,826,923
NXP Semiconductors NV(2)	314,337	25,483,301

		$54,310,224

Software — 5.0%
Microsoft Corp.	1,339,391	$73,974,565
Oracle Corp.	1,923,425	78,687,317

		$152,661,882

Specialty Retail — 0.8%
Home Depot, Inc. (The)	176,160	$23,505,029

		$23,505,029

Tobacco — 2.3%
Altria Group, Inc.	205,898	$12,901,569
Reynolds American, Inc.	1,184,526	59,593,503

		$72,495,072

Total Common Stocks (identified cost $2,728,186,880)		$3,009,656,395

Exchange-Traded Funds — 0.5%

Security	Shares	Value
Equity Funds — 0.5%
iShares Russell 1000 Value ETF	147,741	$14,598,288

Total Exchange-Traded Funds (identified cost $14,367,152)		$14,598,288

Short-Term Investments — 1.1%

Description	Principal Amount (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(3)	$35,364	$35,364,120

Total Short-Term Investments (identified cost $35,364,120)		$35,364,120

Total Investments — 99.4% (identified cost $2,777,918,152)		$3,059,618,803

Other Assets, Less Liabilities — 0.6%		$17,798,214

Net Assets — 100.0%		$3,077,417,017

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2016 was $45,603.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at March 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,793,958,812

Gross unrealized appreciation	$362,206,662
Gross unrealized depreciation	(96,546,671)

Net unrealized appreciation	$265,659,991

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$86,748,380	$—		$—	$86,748,380
Consumer Staples	208,986,651	—		—	208,986,651
Energy	329,923,287	47,469,840		—	377,393,127
Financials	851,045,900	38,635,407		—	889,681,307
Health Care	437,482,366	—		—	437,482,366
Industrials	387,280,519	—		—	387,280,519
Information Technology	276,922,852	—		—	276,922,852
Materials	91,714,128	—		—	91,714,128
Telecommunication Services	69,097,367	—		—	69,097,367
Utilities	184,349,698	—		—	184,349,698
Total Common Stocks	$2,923,551,148	$86,105,247	*	$—	$3,009,656,395
Exchange-Traded Funds	$14,598,288	$—		$—	$14,598,288
Short-Term Investments	—	35,364,120		—	35,364,120
Total Investments	$2,938,149,436	$121,469,367		$—	$3,059,618,803

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

4

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

The Portfolio’s investment in the State Street Navigator Securities Lending Prime Portfolio is valued at the closing net asset value per share. At March 31, 2016, the Portfolio had no securities on loan. For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Parametric Absolute Return Fund

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 66.0%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 1.8%
United Technologies Corp., 1.80%, 6/1/17	$250	$252,479

		$252,479

Auto Manufacturers — 4.2%
American Honda Finance Corp., 1.20%, 7/14/17	$300	$300,607
Daimler Finance North America, LLC, 1.296%, 8/1/16(1)(2)	300	300,234

		$600,841

Banks — 25.0%
Bank of Montreal, 1.142%, 7/15/16(2)	$300	$300,336
Bank of Nova Scotia (The), 1.30%, 7/21/17	300	300,497
Fifth Third Bank, 1.128%, 11/18/16(2)	300	300,475
KeyBank N.A., 1.119%, 11/25/16(2)	300	300,141
National Australia Bank, Ltd., 1.063%, 12/2/16(1)(2)	300	300,371
PNC Bank NA, 1.125%, 1/27/17	300	300,367
Royal Bank of Canada, 1.40%, 10/13/17	300	300,471
Svenska Handelsbanken AB, 1.095%, 9/23/16(2)	300	300,369
Toronto-Dominion Bank (The), 1.096%, 9/9/16(2)(3)	300	300,466
US Bank NA, 0.848%, 1/30/17(2)	300	300,165
Wells Fargo & Co., 1.40%, 9/8/17	300	300,624
Westpac Banking Corp., 1.059%, 11/25/16(2)	300	300,404

		$3,604,686

Beverages — 5.2%
Anheuser-Busch InBev Finance, Inc., 1.125%, 1/27/17	$300	$300,617
Coca-Cola Co. (The), 0.716%, 11/1/16(2)	250	250,063
Diageo Capital PLC, 0.625%, 4/29/16	200	199,996

		$750,676

Computers — 0.8%
Apple, Inc., 1.05%, 5/5/17	$120	$120,462

		$120,462

Cosmetics & Personal Care — 2.1%
Procter & Gamble Co. (The), 0.75%, 11/4/16	$300	$300,126

		$300,126

Diversified Financial Services — 2.4%
American Express Credit Corp., 1.55%, 9/22/17	$150	$150,524
American Express Credit Corp., 1.875%, 11/5/18	200	201,338

		$351,862

Foods — 2.1%
Starbucks Corp., 0.875%, 12/5/16	$300	$300,311

		$300,311

Insurance — 2.8%
Berkshire Hathaway Finance Corp., 1.70%, 3/15/19	$200	$203,351
Prudential Financial, Inc., 3.00%, 5/12/16	200	200,405

		$403,756

1

Security	Principal Amount (000’s omitted)	Value
Machinery - Construction & Mining — 2.1%
John Deere Capital Corp., 0.907%, 10/11/16(2)(3)	$300	$300,358

		$300,358

Mining — 5.6%
BHP Billiton Finance (USA), Ltd., 0.879%, 9/30/16(2)(3)	$300	$299,101
Caterpillar Financial Services Corp., 1.35%, 9/6/16	200	200,610
Rio Tinto Finance (USA) PLC, 1.482%, 6/17/16(2)	300	299,983

		$799,694

Oil & Gas — 3.9%
Chevron Corp., 1.79%, 11/16/18	$250	$253,154
Shell International Finance B.V., 1.625%, 11/10/18	300	301,493

		$554,647

Pharmaceuticals — 1.4%
Merck & Co., Inc., 0.70%, 5/18/16	$200	$200,044

		$200,044

Retail — 1.4%
Wal-Mart Stores, Inc., 5.375%, 4/5/17	$200	$209,177

		$209,177

Semiconductors — 1.4%
Intel Corp., 1.95%, 10/1/16	$200	$201,408

		$201,408

Tobacco — 2.4%
Philip Morris International, Inc., 1.25%, 8/11/17	$350	$351,481

		$351,481

Transportation — 1.4%
United Parcel Service, Inc., 1.125%, 10/1/17	$200	$200,659

		$200,659

Total Corporate Bonds & Notes (identified cost $9,482,243)		$9,502,667

Agency Mortgage-Backed Securities — 1.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp., Pool #E01322, 5.00%, 3/1/18	$183	$188,544

Total Agency Mortage-Backed Securities (identified cost $188,604)		$188,544

Collateralized Mortgage Obligations — 6.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2508, Class OY, 4.50%, 10/15/17(3)	$95	$96,143
Series 2513, Class DB, 5.00%, 10/15/17	10	10,048
Series 2517, Class BH, 5.50%, 10/15/17	35	35,445
Series 2649, Class QH, 4.50%, 7/15/18	20	20,703
Series 3706, Class C, 2.00%, 8/15/20	117	118,615
Series 3787, Class TB, 1.75%, 1/15/17	43	42,748
Series 4399, Class A, 2.50%, 7/15/24(3)	89	89,849

		$413,551

2

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Series 2003-24, Class PD, 5.00%, 4/25/18	$50	$51,304
Series 2006-105, Class A, 4.35%, 9/25/36	179	186,813
Series 2008-62, Class DY, 4.00%, 7/25/23	51	52,771
Series 2010-155, Class A, 3.50%, 9/25/25(3)	114	116,030
Series 2011-66, Class AB, 4.00%, 11/25/39	19	18,695
Series 2011-76, Class PB, 2.50%, 4/25/39(3)	70	71,394

		$497,007

Total Collateralized Mortgage Obligations (identified cost $914,883)		$910,558

Asset-Backed Securities — 0.6%

Security	Principal Amount (000’s omitted)	Value
Automotive — 0.6%
CarMax Auto Owner Trust
Series 2013-1, Class A3, 0.60%, 10/16/17	$16	$16,372
Enterprise Fleet Financing LLC
Series 2013-2, Class A2, 1.06%, 3/20/19(1)	75	75,383

Total Asset-Backed Securities (identified cost $91,828)		$91,755

U.S. Treasury Obligations — 26.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note:
0.875%, 11/30/16	$1,000	$1,002,422
1.00%, 10/31/16(3)	1,500	1,504,512
1.00%, 9/15/17	750	753,340
3.00%, 9/30/16	500	506,396

Total U.S. Treasury Obligations (identified cost $3,766,833)		$3,766,670

Call Options Purchased — 0.0%(4)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	11	$2,140	4/1/16	$28
S&P 500 Index	13	2,160	4/8/16	98
S&P 500 Index	12	2,190	4/15/16	60
S&P 500 Index	9	2,175	4/22/16	157
S&P 500 Index FLEX	13	2,145	4/4/16	0
S&P 500 Index FLEX	14	2,135	4/6/16	2
S&P 500 Index FLEX	13	2,170	4/11/16	3
S&P 500 Index FLEX	13	2,160	4/13/16	29
S&P 500 Index FLEX	13	2,190	4/18/16	21
S&P 500 Index FLEX	12	2,185	4/20/16	50
S&P 500 Index FLEX	12	2,180	4/25/16	189
S&P 500 Index FLEX	11	2,205	4/27/16	99

Total Call Options Purchased (identified cost $5,177)				$736

3

Put Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	11	$1,785	4/1/16	$28
S&P 500 Index	13	1,800	4/8/16	227
S&P 500 Index	12	1,860	4/15/16	690
S&P 500 Index	9	1,820	4/22/16	720
S&P 500 Index FLEX	13	1,800	4/4/16	0
S&P 500 Index FLEX	14	1,775	4/6/16	0
S&P 500 Index FLEX	13	1,805	4/11/16	19
S&P 500 Index FLEX	13	1,820	4/13/16	55
S&P 500 Index FLEX	13	1,855	4/18/16	442
S&P 500 Index FLEX	12	1,845	4/20/16	496
S&P 500 Index FLEX	12	1,835	4/25/16	909
S&P 500 Index FLEX	11	1,870	4/27/16	2,058

Total Put Options Purchased (identified cost $38,267)				$5,644

Short-Term Investments — 1.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(5)	$261	$261,166

Total Short-Term Investments (identified cost $261,166)		$261,166

Total Investments — 102.3% (identified cost $14,749,001)		$14,727,740

Call Options Written — (1.3)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	11	$2,045	4/1/16	$(17,875)
S&P 500 Index	13	2,060	4/8/16	(15,990)
S&P 500 Index	12	2,090	4/15/16	(5,760)
S&P 500 Index	9	2,075	4/22/16	(12,690)
S&P 500 Index FLEX	13	2,050	4/4/16	(20,608)
S&P 500 Index FLEX	14	2,040	4/6/16	(35,847)
S&P 500 Index FLEX	13	2,070	4/11/16	(13,883)
S&P 500 Index FLEX	13	2,060	4/13/16	(22,734)
S&P 500 Index FLEX	13	2,090	4/18/16	(9,895)
S&P 500 Index FLEX	12	2,085	4/20/16	(12,432)
S&P 500 Index FLEX	12	2,080	4/25/16	(17,841)
S&P 500 Index FLEX	11	2,105	4/27/16	(8,173)

Total Call Options Written (premiums received $126,053)				$(193,728)

Put Options Written — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	11	$1,880	4/1/16	$(28)
S&P 500 Index	13	1,900	4/8/16	(455)

4

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	12	$1,960	4/15/16	$(2,520)
S&P 500 Index	9	1,920	4/22/16	(2,070)
S&P 500 Index FLEX	13	1,895	4/4/16	0
S&P 500 Index FLEX	14	1,870	4/6/16	(2)
S&P 500 Index FLEX	13	1,905	4/11/16	(278)
S&P 500 Index FLEX	13	1,920	4/13/16	(788)
S&P 500 Index FLEX	13	1,955	4/18/16	(3,886)
S&P 500 Index FLEX	12	1,945	4/20/16	(3,622)
S&P 500 Index FLEX	12	1,935	4/25/16	(4,662)
S&P 500 Index FLEX	11	1,970	4/27/16	(8,837)

Total Put Options Written (premiums received $118,192)				$(27,148)

Other Assets, Less Liabilities — (0.8)%				$(117,028)

Net Assets — 100.0%				$14,389,836

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2016, the aggregate value of these securities is $675,988 or 4.7% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2016.

(3)	Security (or a portion thereof) has been pledged as collateral for written option contracts.

(4)	Amount is less than 0.05%.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2016 was $1,069.

Abbreviations:

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

Written options activity for the fiscal year to date ended March 31, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	426	$405,514
Options written	1,096	1,140,894
Options exercised	(357)	(383,637)
Options expired	(873)	(918,526)

Outstanding, end of period	292	$244,245

At March 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting its maximum option loss potential. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

5

At March 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $6,380 and $220,876, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$14,739,774

Gross unrealized appreciation	$21,973
Gross unrealized depreciation	(40,387)

Net unrealized depreciation	$(18,414)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$9,502,667	$—	$9,502,667
Agency Mortgage-Backed Securities	—	188,544	—	188,544
Collateralized Mortgage Obligations	—	910,558	—	910,558
Asset-Backed Securities	—	91,755	—	91,755
U.S. Treasury Obligations	—	3,766,670	—	3,766,670
Call Options Purchased	343	393	—	736
Put Options Purchased	1,665	3,979	—	5,644
Short-Term Investments	—	261,166	—	261,166
Total Investments	$2,008	$14,725,732	$—	$14,727,740

Liability Description
Call Options Written	$(52,315)	$(141,413)	$—	$(193,728)
Put Options Written	(5,073)	(22,075)	—	(27,148)
Total	$(57,388)	$(163,488)	$—	$(220,876)

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

On April 26, 2016, the Fund’s Trustees voted to liquidate and terminate the Fund. It is anticipated that the Fund will be liquidated on or about June 29, 2016.

6

Eaton Vance

Real Estate Fund

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.3%
Hilton Worldwide Holdings, Inc.	24,200	$544,984
Marriott International, Inc., Class A	5,300	377,254

		$922,238

Other — 1.2%
CBRE Group, Inc., Class A(1)	7,300	$210,386
Jones Lang LaSalle, Inc.	2,200	258,104

		$468,490

Real Estate Investment Trusts — 94.4%

Security	Shares	Value
Diversified, Specialty & Other — 7.6%
CoreSite Realty Corp.	4,300	$301,043
Cousins Properties, Inc.	33,100	343,578
National Retail Properties, Inc.	13,900	642,180
PS Business Parks, Inc.	4,100	412,091
Rayonier, Inc.	10,300	254,204
Vornado Realty Trust	11,600	1,095,388

		$3,048,484

Health Care — 7.3%
HCP, Inc.	20,500	$667,890
Ventas, Inc.	18,300	1,152,168
Welltower, Inc.	16,000	1,109,440

		$2,929,498

Hotels & Resorts — 4.7%
DiamondRock Hospitality Co.	39,300	$397,716
Host Hotels & Resorts, Inc.	55,000	918,500
LaSalle Hotel Properties	10,400	263,224
Sunstone Hotel Investors, Inc.	19,865	278,110

		$1,857,550

Industrial — 6.6%
DCT Industrial Trust, Inc.	18,875	$744,996
EastGroup Properties, Inc.	13,000	784,810
First Industrial Realty Trust, Inc.	13,100	297,894
ProLogis, Inc.	12,500	552,250
Terreno Realty Corp.	10,100	236,845

		$2,616,795

Malls and Factory Outlets — 15.1%
General Growth Properties, Inc.	28,700	$853,251
Macerich Co. (The)	3,200	253,568
Simon Property Group, Inc.	21,400	4,444,566
Tanger Factory Outlet Centers, Inc.	13,100	476,709

		$6,028,094

Multifamily — 22.5%
American Campus Communities, Inc.	7,700	$362,593
AvalonBay Communities, Inc.	12,300	2,339,460
Camden Property Trust	10,900	916,581
Education Realty Trust, Inc.	8,600	357,760
Equity Residential	37,700	2,828,631

1

Security	Shares	Value
Essex Property Trust, Inc.	6,800	$1,590,248
Post Properties, Inc.	9,700	579,478

		$8,974,751

Office — 9.7%
Boston Properties, Inc.	11,700	$1,486,836
Corporate Office Properties Trust	10,100	265,024
Douglas Emmett, Inc.	11,000	331,210
Highwoods Properties, Inc.	7,800	372,918
Hudson Pacific Properties, Inc.	8,900	257,388
Kilroy Realty Corp.	4,000	247,480
Paramount Group, Inc.	38,000	606,100
Piedmont Office Realty Trust, Inc., Class A	15,100	306,681

		$3,873,637

Self Storage — 10.5%
CubeSmart	9,600	$319,680
Extra Space Storage, Inc.	5,800	542,068
Public Storage	12,100	3,337,543

		$4,199,291

Strip Centers — 10.4%
Acadia Realty Trust	17,100	$600,723
DDR Corp.	17,600	313,104
Equity One, Inc.	10,200	292,332
Federal Realty Investment Trust	9,900	1,544,895
Kimco Realty Corp.	20,800	598,624
Regency Centers Corp.	10,500	785,925

		$4,135,603

Total Real Estate Investment Trusts		$37,663,703

Total Common Stocks (identified cost $29,655,804)		$39,054,431

Short-Term Investments — 5.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(2)	$2,005	$2,005,060

Total Short-Term Investments (identified cost $2,005,060)		$2,005,060

Total Investments — 102.9% (identified cost $31,660,864)		$41,059,491

Other Assets, Less Liabilities — (2.9)%		$(1,165,301)

Net Assets — 100.0%		$39,894,190

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2016 was $1,090.

2

The Fund did not have any open financial instruments at March 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$31,945,812

Gross unrealized appreciation	$9,218,501
Gross unrealized depreciation	(104,822)

Net unrealized appreciation	$9,113,679

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$39,054,431	*	$—	$—	$39,054,431
Short-Term Investments	—		2,005,060	—	2,005,060
Total Investments	$39,054,431		$2,005,060	$—	$41,059,491

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Small-Cap Fund

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Aerospace & Defense — 2.9%
Astronics Corp.(1)	19,960	$761,474
Hexcel Corp.	41,780	1,826,204

		$2,587,678

Banks — 7.3%
Bank of the Ozarks, Inc.	30,960	$1,299,391
BankUnited, Inc.	48,290	1,663,108
Eagle Bancorp, Inc.(1)	26,491	1,271,568
PrivateBancorp, Inc.	36,260	1,399,636
Sterling Bancorp	52,740	840,148

		$6,473,851

Building Products — 1.9%
Armstrong World Industries, Inc.(1)	34,410	$1,664,412

		$1,664,412

Capital Markets — 1.9%
Lazard, Ltd., Class A	44,150	$1,713,020

		$1,713,020

Chemicals — 2.3%
Balchem Corp.	33,090	$2,052,242

		$2,052,242

Commercial Services & Supplies — 5.5%
Interface, Inc.	96,670	$1,792,262
Multi-Color Corp.	20,960	1,118,216
Team, Inc.(1)	64,707	1,965,798

		$4,876,276

Communications Equipment — 2.0%
Infinera Corp.(1)	110,760	$1,778,806

		$1,778,806

Diversified Consumer Services — 3.7%
Grand Canyon Education, Inc.(1)	25,800	$1,102,692
ServiceMaster Global Holdings, Inc.(1)	58,010	2,185,817

		$3,288,509

Electronic Equipment, Instruments & Components — 2.7%
FEI Co.	26,640	$2,371,226

		$2,371,226

Energy Equipment & Services — 0.5%
Superior Energy Services, Inc.	33,280	$445,619

		$445,619

Food & Staples Retailing — 0.7%
Sprouts Farmers Market, Inc.(1)	22,250	$646,140

		$646,140

1

Security	Shares	Value
Food Products — 2.5%
Pinnacle Foods, Inc.	49,730	$2,221,936

		$2,221,936

Health Care Equipment & Supplies — 8.3%
Alere, Inc.(1)	8,610	$435,752
ICU Medical, Inc.(1)	20,320	2,115,312
Integra LifeSciences Holdings Corp.(1)	35,080	2,362,989
West Pharmaceutical Services, Inc.	35,170	2,437,984

		$7,352,037

Health Care Providers & Services — 2.7%
AmSurg Corp.(1)	18,775	$1,400,615
Team Health Holdings, Inc.(1)	23,280	973,337

		$2,373,952

Hotels, Restaurants & Leisure — 1.9%
Krispy Kreme Doughnuts, Inc.(1)	106,810	$1,665,168

		$1,665,168

Household Durables — 2.9%
Helen of Troy, Ltd.(1)	18,669	$1,935,789
Tempur Sealy International, Inc.(1)	11,110	675,377

		$2,611,166

Household Products — 2.3%
Church & Dwight Co., Inc.	22,460	$2,070,363

		$2,070,363

Insurance — 6.1%
AMERISAFE, Inc.	6,182	$324,802
First American Financial Corp.	52,930	2,017,162
Horace Mann Educators Corp.	41,250	1,307,213
RLI Corp.	8,760	585,694
Stewart Information Services Corp.	33,190	1,204,133

		$5,439,004

IT Services — 5.2%
Black Knight Financial Services, Inc., Class A(1)	29,191	$905,797
CSG Systems International, Inc.	34,220	1,545,375
Euronet Worldwide, Inc.(1)	28,730	2,129,180

		$4,580,352

Leisure Products — 2.9%
Vista Outdoor, Inc.(1)	50,120	$2,601,729

		$2,601,729

Life Sciences Tools & Services — 1.5%
VWR Corp.(1)	49,690	$1,344,611

		$1,344,611

Machinery — 2.8%
RBC Bearings, Inc.(1)	34,300	$2,512,818

		$2,512,818

Marine — 1.9%
Kirby Corp.(1)	28,540	$1,720,677

		$1,720,677

Metals & Mining — 1.2%
Compass Minerals International, Inc.	15,000	$1,062,900

		$1,062,900

2

Security	Shares	Value
Oil, Gas & Consumable Fuels — 5.5%
Diamondback Energy, Inc.(1)	22,540	$1,739,637
PDC Energy, Inc.(1)	33,810	2,010,005
Rice Energy, Inc.(1)	78,220	1,091,951

		$4,841,593

Real Estate Investment Trusts (REITs) — 5.5%
Acadia Realty Trust	5,930	$208,321
CubeSmart	73,830	2,458,539
DCT Industrial Trust, Inc.	22,570	890,838
Post Properties, Inc.	21,650	1,293,371

		$4,851,069

Road & Rail — 1.5%
Landstar System, Inc.	20,400	$1,318,044

		$1,318,044

Semiconductors & Semiconductor Equipment — 4.3%
Cirrus Logic, Inc.(1)	49,398	$1,798,581
Cypress Semiconductor Corp.	235,880	2,042,721

		$3,841,302

Software — 3.8%
Mentor Graphics Corp.	96,660	$1,965,098
Verint Systems, Inc.(1)	41,090	1,371,584

		$3,336,682

Specialty Retail — 2.9%
Burlington Stores, Inc.(1)	19,820	$1,114,677
Sally Beauty Holdings, Inc.(1)	46,020	1,490,127

		$2,604,804

Textiles, Apparel & Luxury Goods — 1.1%
Steven Madden, Ltd.(1)	25,380	$940,075

		$940,075

Thrifts & Mortgage Finance — 0.6%
Essent Group, Ltd.(1)	27,004	$561,683

		$561,683

Total Common Stocks (identified cost $71,341,490)		$87,749,744

Short-Term Investments — 2.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(2)	$1,743	$1,743,115

Total Short-Term Investments (identified cost $1,743,115)		$1,743,115

Total Investments — 100.8% (identified cost $73,084,605)		$89,492,859

Other Assets, Less Liabilities — (0.8)%		$(706,610)

Net Assets — 100.0%		$88,786,249

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2016 was $2,155.

The Fund did not have any open financial instruments at March 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$73,340,424

Gross unrealized appreciation	$18,577,064
Gross unrealized depreciation	(2,424,629)

Net unrealized appreciation	$16,152,435

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$87,749,744	*	$—	$—	$87,749,744
Short-Term Investments	—		1,743,115	—	1,743,115
Total Investments	$87,749,744		$1,743,115	$—	$89,492,859

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Global Small-Cap Fund

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Australia — 1.9%
Ansell, Ltd.	9,239	$122,116
carsales.com, Ltd.	11,494	103,479
Mirvac Group	63,901	94,682
Regis Resources, Ltd.	22,160	41,083
Super Retail Group, Ltd.	12,341	80,862

		$442,222

Belgium — 0.6%
Ackermans & van Haaren NV	1,001	$141,839

		$141,839

Canada — 3.6%
Cogeco Communications, Inc.	1,588	$84,685
Detour Gold Corp.(1)	3,858	60,748
Linamar Corp.	1,477	71,067
Lundin Mining Corp.(1)	18,220	57,378
MacDonald Dettwiler & Associates, Ltd.	1,264	80,293
North West Co., Inc. (The)	4,154	92,499
Parkland Fuel Corp.	4,789	78,873
PrairieSky Royalty, Ltd.	3,953	74,997
Sandvine Corp.	74,181	158,786
Toromont Industries, Ltd.	3,508	92,673

		$851,999

China — 0.7%
TAL Education Group ADR(1)	3,249	$161,410

		$161,410

Denmark — 0.9%
Royal Unibrew A/S	4,335	$209,048

		$209,048

Finland — 0.3%
Amer Sports Oyj	2,765	$80,267

		$80,267

France — 1.9%
Ipsen SA	3,409	$195,479
Metropole Television SA	3,798	69,195
Nexity SA	1,899	98,832
Rubis SCA	1,049	84,149

		$447,655

Germany — 1.0%
CTS Eventim AG & Co. KGaA	2,094	$74,250
Salzgitter AG	2,057	58,125
Software AG	2,461	96,120

		$228,495

Hong Kong — 1.0%
Hysan Development Co., Ltd.	30,184	$128,635
Johnson Electric Holdings, Ltd.	31,709	98,002

		$226,637

Israel — 0.6%
Magic Software Enterprises, Ltd.	18,931	$128,163

		$128,163

1

Security	Shares	Value
Italy — 2.0%
Banca Generali SpA	6,685	$196,320
Brembo SpA	1,746	90,269
MARR SpA	4,217	84,906
Moncler SpA	6,234	105,165

		$476,660

Japan — 12.2%
77 Bank, Ltd. (The)	26,786	$94,641
Ariake Japan Co., Ltd.	3,906	228,860
Asahi Intecc Co., Ltd.	2,600	121,656
Century Tokyo Leasing Corp.	3,387	125,439
COLOPL, Inc.	3,500	74,877
Daifuku Co., Ltd.	7,229	121,725
Eiken Chemical Co., Ltd.	8,585	179,694
FP Corp.	4,810	205,552
GMO Internet, Inc.	16,553	221,058
Hoshizaki Electric Co., Ltd.	1,384	115,440
J. Front Retailing Co., Ltd.	4,388	58,226
Makino Milling Machine Co., Ltd.	19,530	119,663
MISUMI Group, Inc.	7,923	113,276
Morinaga & Co., Ltd.	36,000	183,160
Sac’s Bar Holdings, Inc.	10,317	142,697
Sakata INX Corp.	8,800	95,927
Sakata Seed Corp.	8,000	203,201
Shinmaywa Industries, Ltd.	13,868	98,277
Sumco Corp.	8,825	55,409
Sun Frontier Fudousan Co., Ltd.	10,200	102,894
Tosei Corp.	24,938	180,491

		$2,842,163

Singapore — 0.6%
Frasers Centrepoint Trust	56,800	$84,242
SIIC Environment Holdings, Ltd.(1)	129,120	65,560

		$149,802

Spain — 0.5%
Acciona SA	943	$72,874
Tecnicas Reunidas SA	1,599	44,855

		$117,729

Sweden — 1.4%
Boliden AB	2,831	$45,159
Indutrade AB	4,572	280,393

		$325,552

Switzerland — 1.0%
Bucher Industries AG	519	$126,009
Temenos Group AG	2,120	115,824

		$241,833

United Kingdom — 12.3%
Beazley PLC	30,447	$156,888
Bellway PLC	3,515	132,221
Bodycote PLC	30,039	259,776
BTG PLC(1)	14,629	130,395
DS Smith PLC	29,150	170,537
Essentra PLC	13,599	161,453
Halma PLC	12,880	168,356
Henderson Group PLC	17,702	65,481
Hikma Pharmaceuticals PLC	8,188	232,510
Inchcape PLC	6,349	65,851
John Wood Group PLC	8,098	71,313
Jupiter Fund Management PLC	17,830	104,592
Melrose Industries PLC	6,361	32,540
NewRiver Retail, Ltd.	13,761	65,464

2

Security	Shares	Value
Paysafe Group PLC(1)	24,183	$146,777
Regus PLC	56,684	257,284
SIG PLC	53,198	111,385
Spirax-Sarco Engineering PLC	2,278	118,926
St. James’s Place PLC	9,952	130,852
UNITE Group PLC (The)	15,562	141,993
WH Smith PLC	6,194	161,348

		$2,885,942

United States — 57.2%
Acadia Realty Trust	5,434	$190,896
Ameris Bancorp	5,791	171,298
AMERISAFE, Inc.	2,629	138,128
AmSurg Corp.(1)	4,466	333,164
Armstrong World Industries, Inc.(1)	6,971	337,187
Balchem Corp.	6,037	374,415
Bank of the Ozarks, Inc.	4,067	170,692
BankUnited, Inc.	3,910	134,660
Belden, Inc.	1,357	83,293
Burlington Stores, Inc.(1)	3,305	185,873
Cedar Fair, L.P.	2,493	148,209
Cirrus Logic, Inc.(1)	7,765	282,724
Compass Minerals International, Inc.	1,426	101,046
CSG Systems International, Inc.	4,420	199,607
CubeSmart	6,442	214,519
Cypress Semiconductor Corp.	34,851	301,810
DCT Industrial Trust, Inc.	5,039	198,889
Diamondback Energy, Inc.(1)	3,363	259,556
Douglas Emmett, Inc.	5,828	175,481
Eagle Bancorp, Inc.(1)	3,397	163,056
EastGroup Properties, Inc.	3,035	183,223
Essex Property Trust, Inc.	756	176,798
Federated National Holding Co.	9,287	182,582
First American Financial Corp.	2,754	104,955
First Republic Bank	2,190	145,942
Grand Canyon Education, Inc.(1)	3,256	139,161
Greatbatch, Inc.(1)	4,667	166,332
Gulfport Energy Corp.(1)	5,172	146,574
Helen of Troy, Ltd.(1)	1,805	187,160
Hexcel Corp.	6,580	287,612
Hill-Rom Holdings, Inc.	6,045	304,063
ICU Medical, Inc.(1)	1,386	144,283
Infinera Corp.(1)	17,979	288,743
Integra LifeSciences Holdings Corp.(1)	4,367	294,161
Interface, Inc.	16,468	305,317
James River Group Holdings, Ltd.	2,980	96,135
Krispy Kreme Doughnuts, Inc.(1)	12,591	196,294
Landstar System, Inc.	2,977	192,344
LaSalle Hotel Properties	5,223	132,194
Lazard, Ltd., Class A	1,156	44,853
Mentor Graphics Corp.	7,190	146,173
Meta Financial Group, Inc.	3,565	162,564
Multi-Color Corp.	4,307	229,778
NN, Inc.	13,782	188,538
Nuvectra Corp.(1)	1,555	8,413
NVR, Inc.(1)	146	252,930
Paramount Group, Inc.	9,649	153,902
PDC Energy, Inc.(1)	4,384	260,629
Penske Automotive Group, Inc.	5,470	207,313
Pinnacle Foods, Inc.	4,570	204,188
Post Properties, Inc.	2,933	175,217
PrivateBancorp, Inc.	4,217	162,776

3

Security	Shares	Value
PS Business Parks, Inc.	2,253	$226,449
RBC Bearings, Inc.(1)	3,068	224,762
Sabre Corp.	9,009	260,540
Sally Beauty Holdings, Inc.(1)	5,750	186,185
ServiceMaster Global Holdings, Inc.(1)	4,498	169,485
Signature Bank(1)	1,118	152,182
Sprouts Farmers Market, Inc.(1)	7,190	208,798
Steven Madden, Ltd.(1)	5,131	190,052
Team, Inc.(1)	10,880	330,534
Teleflex, Inc.	2,445	383,889
Vantiv, Inc., Class A(1)	6,859	369,563
Verint Systems, Inc.(1)	4,351	145,236
Vista Outdoor, Inc.(1)	3,707	192,430
West Pharmaceutical Services, Inc.	2,343	162,417
Western Alliance Bancorp(1)	4,124	137,659

		$13,375,831

Total Common Stocks (identified cost $22,899,148)		$23,333,247

Short-Term Investments — 0.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(2)	$64	$63,548

Total Short-Term Investments (identified cost $63,548)		$63,548

Total Investments — 100.0% (identified cost $22,962,696)		$23,396,795

Other Assets, Less Liabilities — (0.0)%(3)		$(3,585)

Net Assets — 100.0%		$23,393,210

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2016 was $92.

(3)	Amount is less than (0.05)%.

4

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	24.4%	$5,708,335
Industrials	17.6	4,121,734
Consumer Discretionary	14.7	3,432,605
Information Technology	14.3	3,346,538
Health Care	11.9	2,778,572
Consumer Staples	6.0	1,414,660
Materials	5.9	1,371,423
Energy	4.0	936,797
Utilities	0.9	222,583
Short-Term Investments	0.3	63,548

Total Investments	100.0%	$23,396,795

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open financial instruments at March 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$23,027,003

Gross unrealized appreciation	$2,110,637
Gross unrealized depreciation	(1,740,845)

Net unrealized appreciation	$369,792

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$161,410	$3,660,824		$—	$3,822,234
Developed Europe	—	5,155,020		—	5,155,020
Developed Middle East	128,163	—		—	128,163
North America	14,227,830	—		—	14,227,830
Total Common Stocks	$14,517,403	$8,815,844	*	$—	$23,333,247
Short-Term Investments	$—	$63,548		$—	$63,548
Total Investments	$14,517,403	$8,879,392		$—	$23,396,795

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Special Equities Fund

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 2.6%
Astronics Corp.(1)	6,890	$262,853
Hexcel Corp.	20,100	878,571

		$1,141,424

Banks — 6.7%
Bank of the Ozarks, Inc.	13,110	$550,227
BankUnited, Inc.	17,870	615,443
Eagle Bancorp, Inc.(1)	4,420	212,160
First Republic Bank	11,700	779,688
PrivateBancorp, Inc.	13,100	505,660
Signature Bank(1)	1,510	205,541

		$2,868,719

Building Products — 1.7%
Armstrong World Industries, Inc.(1)	14,790	$715,392

		$715,392

Capital Markets — 1.5%
Lazard, Ltd., Class A	17,120	$664,256

		$664,256

Chemicals — 2.5%
Balchem Corp.	17,700	$1,097,754

		$1,097,754

Commercial Services & Supplies — 5.3%
Interface, Inc.	47,570	$881,948
Multi-Color Corp.	10,240	546,304
Team, Inc.(1)	28,170	855,804

		$2,284,056

Communications Equipment — 1.7%
Infinera Corp.(1)	46,320	$743,899

		$743,899

Diversified Consumer Services — 3.4%
Grand Canyon Education, Inc.(1)	9,030	$385,942
ServiceMaster Global Holdings, Inc.(1)	28,800	1,085,184

		$1,471,126

Electric Utilities — 0.6%
Pinnacle West Capital Corp.	3,635	$272,879

		$272,879

Electrical Equipment — 1.6%
AMETEK, Inc.	14,025	$700,970

		$700,970

Electronic Equipment, Instruments & Components — 2.1%
FEI Co.	9,965	$886,985

		$886,985

Food & Staples Retailing — 0.7%
Sprouts Farmers Market, Inc.(1)	10,890	$316,246

		$316,246

1

Security	Shares	Value
Food Products — 2.9%
Pinnacle Foods, Inc.	27,935	$1,248,136

		$1,248,136

Health Care Equipment & Supplies — 12.2%
Alere, Inc.(1)	12,460	$630,601
Bard (C.R.), Inc.	3,285	665,771
Hill-Rom Holdings, Inc.	15,170	763,051
ICU Medical, Inc.(1)	7,015	730,261
Integra LifeSciences Holdings Corp.(1)	13,810	930,242
Teleflex, Inc.	4,325	679,068
West Pharmaceutical Services, Inc.	12,160	842,931

		$5,241,925

Health Care Providers & Services — 1.7%
AmSurg Corp.(1)	4,980	$371,508
MEDNAX, Inc.(1)	5,780	373,504

		$745,012

Household Durables — 2.6%
Helen of Troy, Ltd.(1)	8,120	$841,963
Tempur Sealy International, Inc.(1)	4,755	289,056

		$1,131,019

Household Products — 1.6%
Church & Dwight Co., Inc.	7,340	$676,601

		$676,601

Insurance — 4.1%
First American Financial Corp.	18,790	$716,087
Horace Mann Educators Corp.	18,710	592,920
RLI Corp.	6,605	441,610

		$1,750,617

Internet Software & Services — 0.8%
Akamai Technologies, Inc.(1)	6,210	$345,090

		$345,090

IT Services — 2.7%
Black Knight Financial Services, Inc., Class A(1)	3,870	$120,086
Euronet Worldwide, Inc.(1)	13,960	1,034,576

		$1,154,662

Leisure Products — 2.8%
Vista Outdoor, Inc.(1)	23,320	$1,210,541

		$1,210,541

Life Sciences Tools & Services — 0.5%
VWR Corp.(1)	8,045	$217,698

		$217,698

Machinery — 2.4%
RBC Bearings, Inc.(1)	14,110	$1,033,699

		$1,033,699

Marine — 1.8%
Kirby Corp.(1)	12,950	$780,755

		$780,755

Metals & Mining — 0.9%
Compass Minerals International, Inc.	5,435	$385,124

		$385,124

Multi-Utilities — 1.2%
Alliant Energy Corp.	3,635	$270,008
CMS Energy Corp.	6,310	267,796

		$537,804

2

Security	Shares	Value
Oil, Gas & Consumable Fuels — 4.6%
Diamondback Energy, Inc.(1)	8,870	$684,587
PDC Energy, Inc.(1)	13,410	797,224
Rice Energy, Inc.(1)	36,180	505,073

		$1,986,884

Pharmaceuticals — 0.8%
Jazz Pharmaceuticals PLC(1)	2,605	$340,083

		$340,083

Real Estate Investment Trusts (REITs) — 9.9%
Acadia Realty Trust	3,010	$105,741
CubeSmart	27,405	912,587
DCT Industrial Trust, Inc.	10,945	431,999
Essex Property Trust, Inc.	1,940	453,688
Extra Space Storage, Inc.	2,290	214,023
Federal Realty Investment Trust	4,920	767,766
Host Hotels & Resorts, Inc.	27,745	463,342
Paramount Group, Inc.	30,140	480,733
Post Properties, Inc.	7,185	429,232

		$4,259,111

Road & Rail — 1.8%
Kansas City Southern	5,370	$458,866
Landstar System, Inc.	4,985	322,081

		$780,947

Semiconductors & Semiconductor Equipment — 4.4%
Cirrus Logic, Inc.(1)	17,237	$627,599
Cypress Semiconductor Corp.	94,370	817,244
M/A-COM Technology Solutions Holdings, Inc.(1)	10,727	469,736

		$1,914,579

Software — 3.9%
Mentor Graphics Corp.	46,620	$947,785
Verint Systems, Inc.(1)	21,480	717,002

		$1,664,787

Specialty Retail — 2.4%
Burlington Stores, Inc.(1)	9,255	$520,501
Sally Beauty Holdings, Inc.(1)	15,920	515,490

		$1,035,991

Textiles, Apparel & Luxury Goods — 2.2%
Hanesbrands, Inc.	17,180	$486,881
Steven Madden, Ltd.(1)	12,390	458,926

		$945,807

Thrifts & Mortgage Finance — 0.4%
Essent Group, Ltd.(1)	7,491	$155,813

		$155,813

Total Common Stocks (identified cost $38,044,933)		$42,706,391

3

Short-Term Investments — 1.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(2)	$688	$688,268

Total Short-Term Investments (identified cost $688,268)		$688,268

Total Investments — 100.6% (identified cost $38,733,201)		$43,394,659

Other Assets, Less Liabilities — (0.6)%		$(273,583)

Net Assets — 100.0%		$43,121,076

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2016 was $1,199.

The Fund did not have any open financial instruments at March 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$38,733,156

Gross unrealized appreciation	$6,237,991
Gross unrealized depreciation	(1,576,488)

Net unrealized appreciation	$4,661,503

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$42,706,391	*	$—	$—	$42,706,391
Short-Term Investments	—		688,268	—	688,268
Total Investments	$42,706,391		$688,268	$—	$43,394,659

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2016